As filed with the Securities and Exchange Commission on May 26, 2009

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act File No.   811-04815

                                ULTRA SERIES FUND
                             5910 Mineral Point Road
                               Madison, WI 53705
                      (Registrant's Exact Name and Address)

                             Kerry A. Jung, Esquire
                          CUNA Mutual Insurance Society
                                  Lead Attorney
                             5910 Mineral Point Road
                               Madison, WI 53705
                     (Name and Address of Agent for Service)

       Registrant's telephone number, including area code: (608) 238-5851

Date of fiscal year end:    December 31

Date of reporting period:   March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

    For Period Ended March 31, 2009

    CONSERVATIVE ALLOCATION, MODERATE ALLOCATION, AGGRESSIVE ALLOCATION, MONEY MARKET, BOND, HIGH INCOME, DIVERSIFIED INCOME, LARGE CAP VALUE, LARGE CAP GROWTH, MID CAP VALUE, MID CAP GROWTH, SMALL CAP VALUE, SMALL CAP GROWTH, GLOBAL SECURITIES, INTERNATIONAL STOCK FUND, TARGET RETIREMENT 2020, TARGET RETIREMENT 2030 AND TARGET RETIREMENT 2040 FUNDS OF THE ULTRA SERIES FUND

    DISTRIBUTED BY:
    CUNA Brokerage Services, Inc.
    Office of Supervisory Jurisdiction
    2000 Heritage Way
    Waverly, IA 50677
    Member FINRA/SIPC

    TELEPHONE:
    (319) 352-4090
    (800) 798-5500

    This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale of purchase of securities unless preceded or accompanied by a prospectus.

================================================================================
  TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                          PAGE
                                                                          ----
PORTFOLIO OF INVESTMENTS

         Conservative Allocation Fund ...........................            1

         Moderate Allocation Fund ...............................            2

         Aggressive Allocation Fund .............................            3

         Money Market Fund ......................................            4

         Bond Fund ..............................................            5

         High Income Fund .......................................            9

         Diversified Income Fund ................................           13

         Large Cap Value Fund ...................................           18

         Large Cap Growth Fund ..................................           20

         Mid Cap Value Fund .....................................           22

         Mid Cap Growth Fund ....................................           25

         Small Cap Value Fund ...................................           27

         Small Cap Growth Fund ..................................           29

         Global Securities Fund .................................           31

         International Stock Fund ...............................           33

         Target Retirement 2020 Fund ............................           38

         Target Retirement 2030 Fund ............................           39

         Target Retirement 2040 Fund ............................           40

NOTES TO PORTFOLIO OF INVESTMENTS ...............................           41

OTHER INFORMATION ...............................................           49

================================================================================
  CONSERVATIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------
INVESTMENT COMPANIES - 100.03%

              ALTERNATIVE ASSET CLASSES - 4.83%
   267,472    Nakoma Absolute Return Fund*                          $  5,828,212
                                                                    ------------
              DEBT SECURITIES - 59.35%
 1,040,184    Dodge & Cox Income Fund                                 12,107,742
 3,820,895    MEMBERS Bond Fund, Class Y (R)                          37,903,280
 2,649,165    MEMBERS High Income Fund, Class Y (R)                   15,497,618
 1,086,140    Oppenheimer International Bond Fund, Class Y             6,093,245
                                                                    ------------
                                                                      71,601,885
                                                                    ------------
              EQUITY SECURITIES - 26.95%
   333,125    Fairholme Fund                                           6,369,357
 1,032,687    MEMBERS Large Cap Growth Fund, Class Y (R)              10,853,540
 1,014,875    MEMBERS Large Cap Value Fund, Class Y (R)                8,372,723
   742,719    Victory Special Value Fund, Class I                      6,922,141
                                                                    ------------
                                                                      32,517,761
                                                                    ------------
              FOREIGN EQUITY SECURITIES - 8.28%
 1,408,135    MEMBERS International Stock Fund, Class Y (R)            9,983,674
                                                                    ------------
              MONEY MARKET SECURITIES - 0.62%
   748,442    SSgA Prime Money Market Fund                               748,442
                                                                    ------------
              TOTAL INVESTMENT COMPANIES - 100.03%                   120,679,974
              (Cost $143,089,069**)                                 ------------

NET OTHER ASSETS AND LIABILITIES - (0.03)%                               (33,257)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $120,646,717
                                                                    ============

----------------------------------

         *    Non-income producing.
        **    Aggregate cost for Federal tax purposes was $145,817,874.
       (R)    Affiliated Company (see Note 6).

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------
INVESTMENT COMPANIES - 100.03%

              ALTERNATIVE ASSET CLASSES - 9.15%
   571,357    Gateway Fund, Class Y                                 $ 12,815,541
   415,830    Nakoma Absolute Return Fund*                             9,060,937
                                                                    ------------
                                                                      21,876,478
                                                                    ------------
              DEBT SECURITIES - 35.53%
   828,400    Dodge & Cox Income Fund                                  9,642,574
 4,520,707    MEMBERS Bond Fund, Class Y (R)                          44,845,418
 3,966,346    MEMBERS High Income Fund, Class Y (R)                   23,203,122
 1,295,680    Oppenheimer International Bond Fund, Class Y             7,268,766
                                                                    ------------
                                                                      84,959,880
                                                                    ------------
              EQUITY SECURITIES - 39.13%
   656,446    Fairholme Fund                                          12,551,255
 2,721,257    MEMBERS Large Cap Growth Fund, Class Y (R)              28,600,413
 2,462,754    MEMBERS Large Cap Value Fund, Class Y (R)               20,317,721
 1,763,710    MEMBERS Mid Cap Growth Fund, Class Y (R)*                6,155,349
 1,118,305    MEMBERS Small Cap Growth Fund, Class Y (R)*              5,557,977
 1,005,488    MEMBERS Small Cap Value Fund, Class Y (R)                5,861,996
 1,559,869    Victory Special Value Fund, Class I                     14,537,980
                                                                    ------------
                                                                      93,582,691
                                                                    ------------
              FOREIGN EQUITY SECURITIES - 15.60%
 4,836,688    MEMBERS International Stock Fund, Class Y (R)           34,292,120
   225,222    Principal International Emerging
              Markets Fund, Institutional Class                        3,015,718
                                                                    ------------
                                                                      37,307,838
                                                                    ------------
              MONEY MARKET SECURITIES - 0.62%
 1,493,166    SSgA Prime Money Market Fund                             1,493,166
                                                                    ------------
              TOTAL INVESTMENT COMPANIES - 100.03%                   239,220,053
              (Cost $321,098,626**)                                 ------------

NET OTHER ASSETS AND LIABILITIES - (0.03)%                               (67,008)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $239,153,045
                                                                    ============

----------------------------------

         *    Non-income producing.
        **    Aggregate cost for Federal tax purposes was $326,195,374.
       (R)    Affiliated Company (see Note 6).

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  AGGRESSIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------
INVESTMENT COMPANIES - 100.03%

              ALTERNATIVE ASSET CLASSES - 7.41%
   234,242    Gateway Fund, Class Y                                 $  5,254,045
                                                                    ------------
              DEBT SECURITIES - 10.35%
   294,738    MEMBERS Bond Fund, Class Y (R)                           2,923,805
   754,408    MEMBERS High Income Fund, Class Y (R)                    4,413,286
                                                                    ------------
                                                                       7,337,091
                                                                    ------------
              EQUITY SECURITIES - 55.06%
   173,426    Fairholme Fund                                           3,315,911
 1,090,856    MEMBERS Large Cap Growth Fund, Class Y (R)              11,464,893
   731,462    MEMBERS Large Cap Value Fund, Class Y (R)                6,034,561
 1,213,614    MEMBERS Mid Cap Growth Fund, Class Y (R)*                4,235,513
   621,048    MEMBERS Small Cap Growth Fund, Class Y (R)*              3,086,608
   614,268    MEMBERS Small Cap Value Fund, Class Y (R)                3,581,183
   783,150    Victory Special Value Fund, Class I                      7,298,960
                                                                    ------------
                                                                      39,017,629
                                                                    ------------

              FOREIGN EQUITY SECURITIES - 26.66%
   349,016    Laudus International MarketMasters
              Fund, Select Shares                                      3,451,764
 1,931,087    MEMBERS International Stock Fund, Class Y (R)           13,691,409
   130,497    Principal International Emerging
              Markets Fund, Institutional Class                        1,747,361
                                                                    ------------
                                                                      18,890,534
                                                                    ------------
              MONEY MARKET SECURITIES - 0.55%
   391,267    SSgA Prime Money Market Fund                               391,267
                                                                    ------------
              TOTAL INVESTMENT COMPANIES - 100.03%                    70,890,566
              (Cost $105,649,027**)                                 ------------

NET OTHER ASSETS AND LIABILITIES - (0.03)%                               (19,272)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 70,871,294
                                                                    ============

----------------------------------

         *    Non-income producing.
        **    Aggregate cost for Federal tax purposes was $107,653,468.
       (R)    Affiliated Company (see Note 6).

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  MONEY MARKET FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
 Par Value                                                            (Note 1)
 ---------                                                            --------
COMMERCIAL PAPER - 10.57% (A)

              OIL, GAS & CONSUMABLE FUELS - 1.89%
$2,500,000    Chevron Corp.
              0.260%, due 04/07/09                                  $  2,499,892
                                                                    ------------
              PHARMACEUTICALS - 4.15%
 5,500,000    Johnson & Johnson
              0.120%, due 04/14/09                                     5,499,762
                                                                    ------------
              COMPUTERS & PERIPHERALS - 4.53%
 3,000,000    International Business Machines Corp.
              0.130%, due 04/13/09                                     2,999,870
 3,000,000    International Business Machines Corp.
              0.140%, due 04/24/09                                     2,999,732
                                                                    ------------
                                                                       5,999,602
                                                                    ------------
              TOTAL COMMERCIAL PAPER                                  13,999,256
              (Cost $13,999,256)                                    ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 86.39%

              FEDERAL HOME LOAN BANK - 6.79% (A)
 4,000,000    0.090%, due 04/08/09                                     3,999,930
 5,000,000    0.100%, due 04/13/09                                     4,999,833
                                                                    ------------
                                                                       8,999,763
                                                                    ------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 28.12%
 1,431,000    3.375%, due 04/15/09                                     1,432,706
 3,000,000    0.350%, due 04/20/09 (A)                                 2,999,446
 1,060,000    0.340%, due 04/22/09 (A)                                 1,059,790
 2,800,000    0.150%, due 04/28/09 (A)                                 2,799,685
 2,000,000    0.000%, due 04/30/09 (A)                                 1,999,276
 2,500,000    0.250%, due 05/07/09 (A)                                 2,499,375
 3,000,000    0.200%, due 05/20/09 (A)                                 2,999,183
 1,100,000    0.400%, due 06/08/09 (A)                                 1,099,169
 3,000,000    0.320%, due 06/09/09 (A)                                 2,998,160
   543,000    0.350%, due 06/09/09 (A)                                   542,636
 5,000,000    5.000%, due 06/11/09                                     5,044,970
 1,000,000    5.100%, due 06/15/09                                     1,009,556
 1,086,000    0.280%, due 06/23/09 (A)                                 1,085,299
 3,005,000    0.260%, due 07/06/09 (A)                                 3,002,916
 1,658,000    4.250%, due 07/15/09                                     1,676,096
 5,000,000    0.458%, due 10/08/09 (G)                                 4,998,629
                                                                    ------------
                                                                      37,246,892
                                                                    ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 31.47%
 1,650,000    0.190%, due 04/01/09 (A)                                 1,650,000
 3,186,000    0.210%, due 04/01/09 (A)                                 3,186,000
 4,200,000    0.280%, due 04/03/09 (A)                                 4,199,935
 1,000,000    0.290%, due 04/13/09 (A)                                   999,903
 4,000,000    4.875%, due 04/15/09                                     4,007,167
 1,000,000    0.334%, due 04/22/09 (A)                                   999,805
 2,000,000    0.310%, due 04/29/09 (A)                                 1,999,518
 1,767,000    0.320%, due 05/18/09 (A)                                 1,766,262
 4,175,000    0.340%, due 06/03/09 (A)                                 4,172,516
 1,700,000    4.200%, due 06/08/09                                     1,711,834
 4,196,000    6.375%, due 06/15/09                                     4,247,924
 1,400,000    5.125%, due 07/13/09                                     1,418,791
 4,000,000    6.625%, due 09/15/09                                     4,108,362
 3,000,000    0.680%, due 10/13/09 (A)                                 2,988,950
 4,250,000    0.760%, due 11/02/09 (A)                                 4,230,710
                                                                    ------------
                                                                      41,687,677
                                                                    ------------
              U.S. CASH MANAGEMENT BILLS - 2.64% (A)
 3,500,000    0.261%, due 04/29/09                                     3,499,289
                                                                    ------------
              U.S. TREASURY BILLS - 15.09% (A)
 6,000,000    0.010%, due 04/02/09                                     5,999,998
 5,750,000    0.180%, due 04/09/09                                     5,749,771
 2,500,000    0.212%, due 04/16/09                                     2,499,780
 5,750,000    1.480%, due 04/23/09                                     5,744,801
                                                                    ------------
                                                                      19,994,350
                                                                    ------------

              U.S. TREASURY NOTES - 2.28%
 3,000,000    4.875%, due 05/15/09                                     3,017,371
                                                                    ------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $114,445,342)                                    114,445,342
                                                                    ------------
  Shares
  ------
INVESTMENT COMPANIES - 6.26%

 3,503,492    SEI Daily Income Trust Treasury II Fund                  3,503,492
 4,790,084    SSgA U.S. Treasury Money Market Fund                     4,790,084
                                                                    ------------
              TOTAL INVESTMENT COMPANIES                               8,293,576
              (Cost $8,293,576)                                     ------------

TOTAL INVESTMENTS - 103.22%                                          136,738,174
(Cost $136,738,174**)                                               ------------

NET OTHER ASSETS AND LIABILITIES - (3.22)%                            (4,268,786)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $132,469,388
                                                                    ============


----------------------------------

        **    Aggregate cost for Federal tax purposes was $136,738,174.
       (A)    Rate noted represents annualized yield at time of purchase.
       (G)    Floating rate note. Date shown is next reset date.

              The industry classification method used for purposes of this report may differ from the industry subclassification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
 Par Value                                                                           (Note 1)
 ---------                                                                           --------
ASSET BACKED - 2.30%
 $  652,045   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30                                                 $    633,845
  1,515,313   Ameriquest Mortgage Securities, Inc.,
              Series 2004-FR1, Class M2 (M)
              5.207%, due 05/25/34                                                      382,574
  3,820,000   Chase Issuance Trust,
              Series 2007-A17, Class A
              5.120%, due 10/15/14                                                    3,866,771
  2,720,000   Daimler Chrysler Auto Trust,
              Series 2007-A, Class A3A
              5.000%, due 02/08/12                                                    2,631,516
  2,000,000   GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1 (G)
              3.950%, due 10/25/33                                                    1,484,160
  1,516,327   Green Tree Financial Corp.,
              Series 1998-2, Class A6 (G)
              6.810%, due 12/01/27                                                    1,177,969
  3,500,000   New Century Home Equity Loan Trust,
              Series 2003-5, Class AI5 (G)
              5.500%, due 11/25/33                                                    2,305,252
  2,475,000   Renaissance Home Equity Loan Trust,
              Series 2005-4, Class M9 (M)
              7.000%, due 02/25/36                                                      163,845
  1,351,894   Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C)(G)
              3.522%, due 05/25/34                                                      220,822
                                                                                   ------------
              TOTAL ASSET BACKED                                                     12,866,754
              (Cost $19,394,000)                                                   ------------

COMMERCIAL MORTGAGE BACKED - 2.64%

    547,280   Bear Stearns Commercial Mortgage Securities,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16                                                      543,996
  4,100,000   Bear Stearns Commercial Mortgage Securities,
              Series 2003-T10, Class E (C)(G)
              5.540%, due 03/13/40                                                    1,560,542
  2,800,000   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A6 (G)
              4.750%, due 02/13/46                                                    2,155,092
  1,810,000   Bear Stearns Commercial Mortgage Securities,
              Series 2005-T20, Class F (C)(G)
              5.299%, due 10/12/42                                                      428,529
  2,625,000   Government National Mortgage Association,
              Series 2004-43, Class C (G)
              5.008%, due 12/16/25                                                    2,736,647
  3,000,000   Greenwich Capital Commercial Funding Corp.,
              Series 2004-GG1, Class A7 (G)
              5.317%, due 06/10/36                                                    2,565,253
  3,200,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29                                                    2,432,168
  2,775,000   Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40                                                    2,175,427
  1,695,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)(G)
              5.880%, due 11/28/35                                                      132,057
                                                                                   ------------
              TOTAL COMMERCIAL MORTGAGE BACKED                                       14,729,711
              (Cost $22,300,699)                                                   ------------

PRIVATE LABEL MORTGAGE BACKED - 0.91%

  5,101,584   Banc of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36                                                    3,542,413
  2,377,800   Banc of America Alternative Loan Trust,
              Series 2006-3, Class 2CB1
              6.000%, due 04/25/36                                                    1,532,195
                                                                                   ------------
              TOTAL PRIVATE LABEL MORTGAGE BACKED                                     5,074,608
              (Cost $7,463,326)                                                    ------------

CORPORATE NOTES AND BONDS - 24.11%

              CONSUMER DISCRETIONARY - 0.91%
  2,500,000   American Association of Retired Persons (C)
              7.500%, due 05/01/31                                                    2,619,042
  4,400,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34                                                    2,463,516
                                                                                   ------------
                                                                                      5,082,558
                                                                                   ------------
              CONSUMER STAPLES - 0.64%
  2,330,000   Diageo Capital PLC (D)
              5.500%, due 09/30/16                                                    2,356,219
  1,165,000   PepsiCo, Inc./NC
              4.650%, due 02/15/13                                                    1,236,734
                                                                                   ------------
                                                                                      3,592,953
                                                                                   ------------
              ENERGY - 1.33%
  2,460,000   Hess Corp.
              7.875%, due 10/01/29                                                    2,226,352
  1,400,000   Transocean, Inc.
              6.000%, due 03/15/18                                                    1,318,968
  2,310,000   Transocean, Ltd.
              7.500%, due 04/15/31                                                    2,109,208
  2,275,000   Valero Energy Corp.
              7.500%, due 04/15/32                                                    1,784,603
                                                                                   ------------
                                                                                      7,439,131
                                                                                   ------------
              FINANCE - 4.43%
  2,885,000   American General Finance Corp.
              5.850%, due 06/01/13                                                    1,145,059
  2,500,000   American General Finance Corp., Series H
              4.625%, due 09/01/10                                                    1,152,218
  1,165,000   Bank of America Corp.
              5.750%, due 12/01/17                                                      978,351
  2,200,000   Bear Stearns Cos. LLC/The
              7.250%, due 02/01/18                                                    2,271,971
  2,725,000   CIT Group, Inc.
              7.625%, due 11/30/12                                                    2,005,684

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
 Par Value                                                                           (Note 1)
 ---------                                                                           --------
CORPORATE NOTES AND BONDS (CONTINUED)

              FINANCE (CONTINUED)
$ 1,250,000   General Electric Global Insurance
              Holding Corp.
              7.000%, due 02/15/26                                                 $    948,132
  1,680,000   General Electric Global Insurance
              Holding Corp.
              7.750%, due 06/15/30                                                    1,385,147
  2,750,000   Goldman Sachs Group, Inc./The
              5.700%, due 09/01/12                                                    2,668,149
  3,135,000   Lehman Brothers Holdings, Inc. (E)
              5.750%, due 01/03/17                                                          313
  2,740,000   Merrill Lynch & Co., Inc.
              6.150%, due 04/25/13                                                    2,303,236
  2,700,000   SLM Corp.
              5.125%, due 08/27/12                                                    1,454,857
  1,250,000   Textron Financial Corp.
              6.000%, due 11/20/09                                                    1,163,528
    750,000   UBS AG/Stamford Branch
              5.750%, due 04/25/18                                                      627,340
  2,000,000   US Bank NA/Cincinnati, OH
              6.300%, due 02/04/14                                                    2,075,586
  2,735,000   Wells Fargo & Co.
              5.250%, due 10/23/12                                                    2,650,059
  2,065,000   Western Union Co./The
              5.930%, due 10/01/16                                                    1,914,367
                                                                                   ------------
                                                                                     24,743,997
                                                                                   ------------
              FOOD & DRUG RETAILERS - 0.64%
  3,450,000   Medco Health Solutions, Inc.
              7.250%, due 08/15/13                                                    3,575,718
                                                                                   ------------
              FORESTRY/PAPER - 0.36%
  3,000,000   Weyerhaeuser Co.
              7.375%, due 03/15/32                                                    2,004,663
                                                                                   ------------
              HEALTH CARE - 3.07%
  2,600,000   Eli Lilly & Co.
              6.570%, due 01/01/16                                                    2,743,957
  1,740,000   Genentech, Inc.
              5.250%, due 07/15/35                                                    1,454,154
  3,960,000   Merck & Co., Inc./NJ
              5.750%, due 11/15/36                                                    3,765,584
  3,500,000   Quest Diagnostics, Inc./DE
              5.450%, due 11/01/15                                                    3,307,265
  3,600,000   WellPoint, Inc.
              5.000%, due 12/15/14                                                    3,473,845
  2,370,000   Wyeth
              6.500%, due 02/01/34                                                    2,407,899
                                                                                   ------------
                                                                                     17,152,704
                                                                                   ------------
              INDUSTRIALS - 3.01%
    760,000   Boeing Co.
              8.625%, due 11/15/31                                                      902,039
  1,380,000   Boeing Co.
              6.875%, due 10/15/43                                                    1,348,823
  1,140,000   DR Horton, Inc.
              5.250%, due 02/15/15                                                      873,525
    585,000   EI Du Pont de Nemours & Co.
              5.000%, due 01/15/13                                                      609,245
  3,200,000   General Electric Co.
              5.000%, due 02/01/13                                                    3,200,358
  1,800,000   GMAC LLC
              7.250%, due 03/02/11                                                    1,171,780
  1,450,000   Lockheed Martin Corp.
              7.650%, due 05/01/16                                                    1,680,196
  2,465,000   Waste Management, Inc.
              7.125%, due 12/15/17                                                    2,392,576
  2,250,000   Westvaco Corp.
              8.200%, due 01/15/30                                                    1,773,812
  2,870,000   WM Wrigley Jr. Co.
              4.300%, due 07/15/10                                                    2,844,888
                                                                                   ------------
                                                                                     16,797,242
                                                                                   ------------
              MEDIA - 1.15%
  3,080,000   Comcast Cable Communications
              Holdings, Inc.
              9.455%, due 11/15/22                                                    3,383,442
  3,000,000   Rogers Communications, Inc. (D)
              6.250%, due 06/15/13                                                    3,018,540
                                                                                   ------------
                                                                                      6,401,982
                                                                                   ------------
              OFFICE ELECTRONICS - 0.45%
  2,640,000   Xerox Corp.
              6.875%, due 08/15/11                                                    2,519,268
                                                                                   ------------
              REAL ESTATE INVESTMENT TRUSTS - 0.48%
  2,725,000   HCP, Inc.
              6.700%, due 01/30/18                                                    1,837,955
  1,060,000   Simon Property Group L.P.
              5.875%, due 03/01/17                                                      817,641
                                                                                   ------------
                                                                                      2,655,596
                                                                                   ------------

              TELECOMMUNICATIONS - 1.49%
  2,400,000   Cisco Systems, Inc.
              5.500%, due 02/22/16                                                    2,539,529
  4,225,000   New Cingular Wireless Services, Inc.
              7.875%, due 03/01/11                                                    4,514,433
  1,750,000   Sprint Nextel Corp.
              6.000%, due 12/01/16                                                    1,251,250
                                                                                   ------------
                                                                                      8,305,212
                                                                                   ------------
              TRANSPORTATION - 1.03%
  2,925,000   Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20                                                    3,212,744
  1,268,000   Norfolk Southern Corp.
              5.590%, due 05/17/25                                                    1,110,895
  1,400,000   Norfolk Southern Corp.
              7.050%, due 05/01/37                                                    1,448,864
      5,504   Southwest Airlines Co. 1994-A Pass
              Through Trust, Series A3
              8.700%, due 07/01/11                                                        5,636
                                                                                   ------------
                                                                                      5,778,139
                                                                                   ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
 Par Value                                                                           (Note 1)
 ---------                                                                           --------
CORPORATE NOTES AND BONDS (CONTINUED)

              UTILITIES - 5.12%
$ 2,750,000   Consumers Energy Co.
              5.650%, due 04/15/20                                                 $  2,581,035
  2,000,000   Energy East Corp.
              8.050%, due 11/15/10                                                    2,068,044
  2,940,000   Illinois Power Co.
              7.500%, due 06/15/09                                                    2,942,531
  3,445,000   Indianapolis Power & Light Co. (C)
              6.050%, due 10/01/36                                                    2,842,931
  2,925,000   Pacific Gas & Electric Co.
              6.050%, due 03/01/34                                                    2,862,241
  2,400,000   Progress Energy, Inc.
              7.750%, due 03/01/31                                                    2,407,296
  3,250,000   Sierra Pacific Power Co., Series M
              6.000%, due 05/15/16                                                    3,055,055
  3,500,000   Southern Power Co., Series B
              6.250%, due 07/15/12                                                    3,622,294
  2,165,000   Southwestern Electric Power Co., Series E
              5.550%, due 01/15/17                                                    1,932,585
  1,165,000   Virginia Electric and Power Co.
              5.100%, due 11/30/12                                                    1,193,081
  3,000,000   Wisconsin Electric Power Co.
              6.500%, due 06/01/28                                                    3,110,049
                                                                                   ------------
                                                                                     28,617,142
                                                                                   ------------
              TOTAL CORPORATE NOTES AND BONDS                                       134,666,305
              (Cost $156,906,294)                                                  ------------

MORTGAGE BACKED - 30.09%

              FEDERAL HOME LOAN MORTGAGE CORP. - 4.37%
  3,134,230   5.000%, due 05/01/18 Pool # E96322                                      3,274,552
    102,269   8.000%, due 06/01/30 Pool # C01005                                        111,577
    435,710   7.000%, due 03/01/31 Pool # C48129                                        469,614
    257,873   6.500%, due 03/01/32 Pool # C65648                                        273,914
  3,727,569   5.000%, due 07/01/33 Pool # A11325                                      3,859,963
    796,438   6.000%, due 10/01/34 Pool # A28439                                        835,428
    669,923   6.000%, due 10/01/34 Pool # A28598                                        702,719
  5,760,589   5.500%, due 11/01/34 Pool # A28282                                      5,995,794
    504,385   5.000%, due 04/01/35 Pool # A32314                                        521,512
  1,229,789   5.000%, due 04/01/35 Pool # A32315                                      1,271,547
  1,298,652   5.000%, due 04/01/35 Pool # A32316                                      1,342,748
    379,173   5.000%, due 04/01/35 Pool # A32509                                        392,048
  5,195,651   5.000%, due 01/01/37 Pool # A56371                                      5,366,388
                                                                                   ------------
                                                                                     24,417,804
                                                                                   ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.62%
  2,306,931   4.000%, due 04/01/15 Pool # 255719                                      2,350,041
  3,079,961   5.500%, due 04/01/16 Pool # 745444                                      3,204,312
    170,313   6.000%, due 05/01/16 Pool # 582558                                        179,428
    823,759   5.500%, due 09/01/17 Pool # 657335                                        864,879
  1,059,408   5.500%, due 02/01/18 Pool # 673194                                      1,112,290
  3,310,398   5.000%, due 05/01/20 Pool # 813965                                      3,445,159
  3,215,117   4.500%, due 09/01/20 Pool # 835465                                      3,321,885
    425,582   6.000%, due 05/01/21 Pool # 253847                                        449,211
    146,127   7.000%, due 12/01/29 Pool # 762813                                        157,591
    200,262   7.000%, due 11/01/31 Pool # 607515                                        215,802
    297,138   6.500%, due 03/01/32 Pool # 631377                                        315,381
      5,263   7.000%, due 04/01/32 Pool # 641518                                          5,668
    379,597   7.000%, due 05/01/32 Pool # 644591                                        409,052
  3,130,059   6.500%, due 06/01/32 Pool # 545691                                      3,322,233
  4,450,175   5.500%, due 04/01/33 Pool # 690206                                      4,638,265
  5,595,364   5.000%, due 10/01/33 Pool # 254903                                      5,792,513
  5,582,868   5.500%, due 11/01/33 Pool # 555880                                      5,818,831
    106,179   5.000%, due 05/01/34 Pool # 782214                                        109,821
  1,409,672   5.000%, due 06/01/34 Pool # 778891                                      1,458,019
  5,534,503   5.500%, due 06/01/34 Pool # 780384                                      5,761,504
     84,870   7.000%, due 07/01/34 Pool # 792636                                         90,663
    616,200   5.500%, due 08/01/34 Pool # 793647                                        641,474
  2,822,716   5.500%, due 03/01/35 Pool # 810075                                      2,935,845
  3,039,445   5.500%, due 03/01/35 Pool # 815976                                      3,161,260
  3,308,542   5.500%, due 07/01/35 Pool # 825283                                      3,441,143
  4,418,698   5.000%, due 08/01/35 Pool # 829670                                      4,569,555
  2,010,282   5.500%, due 08/01/35 Pool # 826872                                      2,090,850
  3,308,195   5.000%, due 09/01/35 Pool # 820347                                      3,421,139
  3,485,336   5.000%, due 09/01/35 Pool # 835699                                      3,604,327
  5,886,163   5.000%, due 10/01/35 Pool # 797669                                      6,087,120
    858,840   5.500%, due 10/01/35 Pool # 836912                                        893,261
  4,742,221   5.000%, due 11/01/35 Pool # 844809                                      4,904,124
  4,645,479   5.000%, due 12/01/35 Pool # 850561                                      4,804,079
  1,578,422   5.500%, due 02/01/36 Pool # 851330                                      1,641,682
  1,544,060   5.500%, due 10/01/36 Pool # 896340                                      1,604,495
  8,477,899   5.500%, due 10/01/36 Pool # 901723                                      8,809,729
  4,681,583   6.500%, due 10/01/36 Pool # 894118                                      4,937,561
  5,193,520   6.000%, due 11/01/36 Pool # 902510                                      5,490,034
  4,517,306   5.500%, due 02/01/37 Pool # 905140                                      4,694,116
  4,795,798   5.500%, due 05/01/37 Pool # 899323                                      4,982,490
  2,849,998   5.500%, due 05/01/37 Pool # 928292                                      2,960,944
  5,479,743   6.000%, due 10/01/37 Pool # 947563                                      5,729,716
  5,927,685   5.500%, due 07/01/38 Pool # 986973                                      6,158,439
  6,120,616   5.000%, due 08/01/38 Pool # 988934                                      6,322,539
  5,887,260   6.500%, due 08/01/38 Pool # 987711                                      6,208,831
                                                                                   ------------
                                                                                    143,117,301
                                                                                   ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.10%
     70,842   8.000%, due 10/20/15 Pool # 002995                                         75,493
    235,845   6.500%, due 02/20/29 Pool # 002714                                        251,699
    207,794   6.500%, due 04/20/31 Pool # 003068                                        221,534
                                                                                   ------------
                                                                                        548,726
                                                                                   ------------
              TOTAL MORTGAGE BACKED                                                 168,083,831
              (Cost $159,999,244)                                                  ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 33.89%

              FEDERAL FARM CREDIT BANK - 0.82%
  4,000,000   5.875%, due 10/03/16                                                    4,603,760
                                                                                   ------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 1.57%
  2,500,000   4.875%, due 11/15/13                                                    2,772,373
  5,500,000   4.500%, due 01/15/14                                                    6,014,118
                                                                                   ------------
                                                                                      8,786,491
                                                                                   ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
 Par Value                                                                           (Note 1)
 ---------                                                                           --------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)

              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.22%
$ 2,400,000   5.250%, due 08/01/12                                                 $  2,512,776
  3,905,000   4.625%, due 10/15/14                                                    4,300,299
                                                                                   ------------
                                                                                      6,813,075
                                                                                   ------------
              U.S. TREASURY BONDS - 2.96%
  1,000,000   10.625%, due 08/15/15                                                   1,502,344
  7,350,000   6.625%, due 02/15/27                                                   10,350,865
  4,000,000   4.500%, due 05/15/38                                                    4,670,000
                                                                                   ------------
                                                                                     16,523,209
                                                                                   ------------

              U.S. TREASURY NOTES - 27.32%
  2,000,000   3.500%, due 02/15/10                                                    2,050,390
  9,625,000   3.875%, due 05/15/10                                                    9,982,934
  4,750,000   3.875%, due 09/15/10                                                    4,975,810
 13,000,000   4.500%, due 11/15/10                                                   13,815,542
  5,000,000   0.875%, due 01/31/11                                                    5,010,950
 20,450,000   0.875%, due 02/28/11                                                   20,489,060
  1,485,000   4.750%, due 03/31/11                                                    1,602,407
 23,100,000   4.625%, due 12/31/11                                                   25,357,655
  3,150,000   1.375%, due 02/15/12                                                    3,175,594
  6,425,000   4.625%, due 02/29/12                                                    7,073,527
  6,000,000   4.875%, due 06/30/12                                                    6,693,750
  4,000,000   3.625%, due 05/15/13                                                    4,354,064
 10,000,000   1.875%, due 02/28/14                                                   10,109,400
  6,150,000   4.250%, due 08/15/14                                                    6,961,031
  6,565,000   4.250%, due 11/15/14                                                    7,451,275
  2,750,000   4.000%, due 02/15/15                                                    3,076,134
  8,900,000   4.250%, due 08/15/15                                                   10,140,438
  5,370,000   4.500%, due 05/15/17                                                    6,182,631
  3,600,000   4.250%, due 11/15/17                                                    4,083,750
                                                                                   ------------
                                                                                    152,586,342
                                                                                   ------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                          189,312,877
              (Cost $174,922,713)                                                  ------------

COMMERCIAL PAPER - 0.54% (A)

              INDUSTRIALS - 0.54%
  3,000,000   General Electric Co.
              0.010%, due 05/11/09                                                    2,998,933
                                                                                   ------------
              TOTAL COMMERCIAL PAPER                                                  2,998,933
              (Cost $2,998,933)                                                    ------------

CERTIFICATE OF DEPOSIT - 0.06%
    329,802   State Street Eurodollar
              0.010%, due 04/06/09                                                      329,802
                                                                                   ------------
              TOTAL CERTIFICATE OF DEPOSIT                                              329,802
              (Cost $329,802)                                                      ------------

Shares
------
INVESTMENT COMPANY - 4.49%

 25,091,331   SSgA Prime Money Market Fund                                           25,091,331
                                                                                   ------------
              TOTAL INVESTMENT COMPANY                                               25,091,331
              (Cost $25,091,331)                                                   ------------

TOTAL INVESTMENTS - 99.03%                                                          553,154,152
(Cost $569,406,342**)                                                              ------------

NET OTHER ASSETS AND LIABILITIES - 0.97%                                              5,407,423
                                                                                   ------------
TOTAL NET ASSETS - 100.00%                                                         $558,561,575
                                                                                   ============

----------------------------------

        **    Aggregate cost for Federal tax purposes was $569,675,302.
       (A)    Rate noted represents annualized yield at the time of purchase.
       (C)    Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities
              Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The
              securities have been determined to be liquid under guidelines established by the Board of Trustees.
       (D)    Notes and bonds, issued by foreign entities, denominated in U.S.
              dollars. The aggregate of these securities is 0.96% of total net assets.
       (E)    In Default. Issuer is bankrupt.
       (G)    Floating rate or variable rate note.
              Rate shown is as of March 31, 2009.
       (M)    Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated
              level, the issuer will either initiate a clean-up call or increase the stated interest rate.
       PLC    Public Limited Company.

              The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
 Par Value                                                                           (Note 1)
 ---------                                                                           --------
CORPORATE NOTES AND BONDS - 94.10%

              AEROSPACE/DEFENSE - 0.74%
$   250,000   Alliant Techsystems, Inc.
              6.750%, due 04/01/16                                                 $    237,500
    500,000   Moog, Inc. (C)
              7.250%, due 06/15/18                                                      461,250
                                                                                   ------------
                                                                                        698,750
                                                                                   ------------
              AUTOMOTIVE - 1.32%
  1,300,000   Goodyear Tire & Rubber Co./The (G)
              6.318%, due 12/01/09                                                    1,241,500
                                                                                   ------------
              BEVERAGE/FOOD - 2.82%
    500,000   B&G Foods, Inc.
              8.000%, due 10/01/11                                                      467,500
    500,000   Constellation Brands, Inc.
              7.250%, due 05/15/17                                                      475,000
    250,000   Constellation Brands, Inc., Series B
              8.125%, due 01/15/12                                                      250,000
  1,000,000   Del Monte Corp.
              8.625%, due 12/15/12                                                    1,005,000
    180,000   Michael Foods, Inc.
              8.000%, due 11/15/13                                                      160,200
    350,000   NBTY, Inc.
              7.125%, due 10/01/15                                                      285,250
                                                                                   ------------
                                                                                      2,642,950
                                                                                   ------------
              CHEMICALS - 1.60%
    450,000   Airgas, Inc. (C)
              7.125%, due 10/01/18                                                      432,000
    500,000   Nalco Co.
              7.750%, due 11/15/11                                                      492,500
    600,000   Nalco Co.
              8.875%, due 11/15/13                                                      576,000
                                                                                   ------------
                                                                                      1,500,500
                                                                                   ------------
              CONSUMER PRODUCTS - 2.85%
    150,000   Church & Dwight Co., Inc.
              6.000%, due 12/15/12                                                      149,250
    240,000   Da-Lite Screen Co., Inc.
              9.500%, due 05/15/11                                                      206,400
    500,000   Jarden Corp.
              7.500%, due 05/01/17                                                      402,500
    900,000   Leslie's Poolmart
              7.750%, due 02/01/13                                                      756,000
    500,000   Visant Corp.
              7.625%, due 10/01/12                                                      473,750
    750,000   Visant Holding Corp.
              8.750%, due 12/01/13                                                      682,500
                                                                                   ------------
                                                                                      2,670,400
                                                                                   ------------
              ENVIRONMENTAL - 4.37%
    750,000   Allied Waste North America, Inc.
              7.875%, due 04/15/13                                                      746,250
  1,500,000   Allied Waste North America, Inc., Series B
              7.125%, due 05/15/16                                                    1,398,750
  1,000,000   Casella Waste Systems, Inc.
              9.750%, due 02/01/13                                                      845,000
    500,000   Waste Services, Inc.
              9.500%, due 04/15/14                                                      376,250
  1,000,000   WCA Waste Corp.
              9.250%, due 06/15/14                                                      732,500
                                                                                   ------------
                                                                                      4,098,750
                                                                                   ------------
              FOOD & DRUG RETAILERS - 0.77%
    250,000   Stater Brothers Holdings
              8.125%, due 06/15/12                                                      246,250
    500,000   Stater Brothers Holdings
              7.750%, due 04/15/15                                                      480,000
                                                                                   ------------
                                                                                        726,250
                                                                                   ------------

              FORESTRY/PAPER - 1.98%
    250,000   Domtar Corp.
              7.875%, due 10/15/11                                                      202,500
    750,000   Georgia-Pacific LLC (C)
              7.125%, due 01/15/17                                                      693,750
    250,000   Graphic Packaging International, Inc.
              8.500%, due 08/15/11                                                      216,250
    750,000   Rock-Tenn Co.
              9.250%, due 03/15/16                                                      748,125
                                                                                   ------------
                                                                                      1,860,625
                                                                                   ------------
              GAMING - 3.02%
    650,000   Global Cash Access LLC/
              Global Cash Finance Corp.
              8.750%, due 03/15/12                                                      533,000
    300,000   Penn National Gaming, Inc.
              6.750%, due 03/01/15                                                      255,000
    100,000   Pinnacle Entertainment, Inc.
              8.250%, due 03/15/12                                                       87,500
    750,000   Scientific Games Corp. (C)
              7.875%, due 06/15/16                                                      648,750
  1,000,000   Seneca Gaming Corp., Series B
              7.250%, due 05/01/12                                                      638,750
    750,000   Shuffle Master, Inc. (P)
              1.250%, due 04/15/24                                                      674,063
                                                                                   ------------
                                                                                      2,837,063
                                                                                   ------------
              GENERAL INDUSTRIAL & MANUFACTURING - 1.60%
    750,000   Baldor Electric Co.
              8.625%, due 02/15/17                                                      594,375
    250,000   Chart Industries, Inc.
              9.125%, due 10/15/15                                                      182,500
    750,000   SPX Corp.
              7.625%, due 12/15/14                                                      720,000
                                                                                   ------------
                                                                                      1,496,875
                                                                                   ------------
              HEALTH CARE - 12.72%
    750,000   Biomet, Inc.
              10.000%, due 10/15/17                                                     742,500
    750,000   Biomet, Inc.
              11.625%, due 10/15/17                                                     661,875
    650,000   Carriage Services, Inc.
              7.875%, due 01/15/15                                                      533,000
  1,000,000   CHS/Community Health Systems, Inc.
              8.875%, due 07/15/15                                                      945,000

               See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
 Par Value                                                                           (Note 1)
 ---------                                                                           --------
CORPORATE NOTES AND BONDS (CONTINUED)

              HEALTH CARE (CONTINUED)
$ 1,500,000   DaVita, Inc.
              7.250%, due 03/15/15                                                 $  1,441,875
  1,000,000   DJO Finance LLC/DJO Finance Corp.
              10.875%, due 11/15/14                                                     742,500
    750,000   HCA, Inc./DE
              8.750%, due 09/01/10                                                      746,250
    500,000   HCA, Inc./DE
              6.750%, due 07/15/13                                                      373,750
    950,000   HCA, Inc./DE
              9.250%, due 11/15/16                                                      864,500
    150,000   Hologic, Inc. (B)(P)
              2.000%, due 12/15/37                                                      102,375
    500,000   IASIS Healthcare LLC/
              IASIS Capital Corp.
              8.750%, due 06/15/14                                                      470,000
    500,000   Kinetic Concepts, Inc. (C)(P)
              3.250%, due 04/15/15                                                      333,125
  1,250,000   Psychiatric Solutions, Inc.
              7.750%, due 07/15/15                                                    1,128,125
    500,000   Service Corp. International/US
              7.375%, due 10/01/14                                                      465,000
    500,000   Stewart Enterprises, Inc.
              6.250%, due 02/15/13                                                      420,000
    650,000   Universal Hospital Services, Inc. (G)
              5.943%, due 06/01/15                                                      471,250
    600,000   Vanguard Health Holding Co. II LLC
              9.000%, due 10/01/14                                                      529,500
  1,000,000   Warner Chilcott Corp.
              8.750%, due 02/01/15                                                      960,000
                                                                                   ------------
                                                                                     11,930,625
                                                                                   ------------
              HOTELS - 0.16%
    200,000   Host Hotels & Resorts L.P.,
              Series O, REIT
              6.375%, due 03/15/15                                                      148,000
                                                                                   ------------
              INVESTMENT MANAGEMENT - 0.09%
    300,000   Nuveen Investments, Inc. (C)
              10.500%, due 11/15/15                                                      84,000
                                                                                   ------------
              LEISURE & ENTERTAINMENT - 0.95%
    650,000   Speedway Motorsports, Inc.
              6.750%, due 06/01/13                                                      544,375
    400,000   Vail Resorts, Inc.
              6.750%, due 02/15/14                                                      344,000
                                                                                   ------------
                                                                                        888,375
                                                                                   ------------

              MEDIA - BROADCASTING - 1.47%
    314,000   Allbritton Communications Co.
              7.750%, due 12/15/12                                                      116,180
    500,000   British Sky Broadcasting Group PLC (D)
              8.200%, due 07/15/09                                                      506,263
    210,000   Lamar Media Corp.
              7.250%, due 01/01/13                                                      180,862
    250,000   Lamar Media Corp.
              6.625%, due 08/15/15                                                      182,500
    500,000   Lamar Media Corp., Series C
              6.625%, due 08/15/15                                                      360,000
     64,000   Sinclair Television Group, Inc.
              8.000%, due 03/15/12                                                       34,880
                                                                                   ------------
                                                                                      1,380,685
                                                                                   ------------
              MEDIA - CABLE - 10.21%
  1,500,000   Cablevision Systems Corp., Series B (G)
              8.334%, due 04/01/09                                                    1,500,000
    750,000   Cablevision Systems Corp., Series B
              8.000%, due 04/15/12                                                      729,375
    250,000   Comcast Cable Communications LLC
              6.875%, due 06/15/09                                                      251,585
  1,000,000   Comcast Corp. (G)
              1.460%, due 07/14/09                                                      994,754
    500,000   DirecTV Holdings LLC/
              DirecTV Financing Co.
              8.375%, due 03/15/13                                                      505,625
  1,250,000   DISH DBS Corp.
              7.125%, due 02/01/16                                                    1,118,750
    600,000   Mediacom Broadband LLC/
              Mediacom Broadband Corp.
              8.500%, due 10/15/15                                                      540,000
  1,000,000   Time Warner, Inc. (G)
              1.461%, due 11/13/09                                                      981,326
  1,450,000   Viacom, Inc. (G)
              1.670%, due 06/16/09                                                    1,439,972
    500,000   Videotron Ltee (D)
              6.875%, due 01/15/14                                                      472,500
    250,000   Videotron Ltee (C)(D)
              9.125%, due 04/15/18                                                      254,062
    850,000   Virgin Media Finance PLC (D)
              9.125%, due 08/15/16                                                      790,500
                                                                                   ------------
                                                                                      9,578,449
                                                                                   ------------
              MEDIA - DIVERSIFIED & SERVICES - 4.18%
  1,000,000   Hughes Network Systems LLC/
              HNS Finance Corp.
              9.500%, due 04/15/14                                                      895,000
    750,000   Intelsat Jackson Holdings, Ltd. (D)
              11.250%, due 06/15/16                                                     727,500
  1,000,000   Intelsat Subsidiary Holding Co.,
              Ltd. (C)(D)
              8.500%, due 01/15/13                                                      942,500
  1,500,000   Nielsen Finance LLC/
              Nielsen Finance Co. (C)
              11.625%, due 02/01/14                                                   1,351,875
                                                                                   ------------
                                                                                      3,916,875
                                                                                   ------------
              METALS AND MINING - 1.26%
    500,000   Arch Western Finance LLC
              6.750%, due 07/01/13                                                      457,500
    250,000   Freeport-McMoRan Copper & Gold, Inc.
              8.375%, due 04/01/17                                                      233,750
    500,000   Peabody Energy Corp.
              7.375%, due 11/01/16                                                      495,000
                                                                                   ------------
                                                                                      1,186,250
                                                                                   ------------

               See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
 Par Value                                                                           (Note 1)
 ---------                                                                           --------
CORPORATE NOTES AND BONDS (CONTINUED)

              NON FOOD & DRUG RETAILERS - 0.76%
$   750,000   Sally Holdings LLC/
              Sally Capital, Inc.
              9.250%, due 11/15/14                                                 $    710,625
                                                                                   ------------
              OIL & GAS - 6.95%
    200,000   Chesapeake Energy Corp.
              6.875%, due 01/15/16                                                      168,000
    500,000   Cimarex Energy Co.
              7.125%, due 05/01/17                                                      402,500
    900,000   Complete Production Services, Inc.
              8.000%, due 12/15/16                                                      571,500
    500,000   Compton Petroleum Finance Corp.
              7.625%, due 12/01/13                                                      157,500
  1,000,000   Denbury Resources, Inc.
              9.750%, due 03/01/16                                                      965,000
    500,000   Encore Acquisition Co.
              6.000%, due 07/15/15                                                      367,500
  1,000,000   EXCO Resources, Inc.
              7.250%, due 01/15/11                                                      775,000
    150,000   Helix Energy Solutions Group, Inc. (C)
              9.500%, due 01/15/16                                                       88,500
    750,000   Key Energy Services, Inc.
              8.375%, due 12/01/14                                                      472,500
    500,000   Mariner Energy, Inc.
              8.000%, due 05/15/17                                                      330,000
  1,500,000   Petroplus Finance, Ltd. (C)(D)
              7.000%, due 05/01/17                                                    1,080,000
    500,000   Plains Exploration & Production Co.
              10.000%, due 03/01/16                                                     472,500
    250,000   Range Resources Corp.
              6.375%, due 03/15/15                                                      221,875
    500,000   Range Resources Corp.
              7.250%, due 05/01/18                                                      447,500
                                                                                   ------------
                                                                                      6,519,875
                                                                                   ------------
              PACKAGING - 2.89%
  1,000,000   Ball Corp.
              6.625%, due 03/15/18                                                      972,500
    750,000   BWAY Corp.
              10.000%, due 10/15/10                                                     757,500
    500,000   Crown Americas LLC/
              Crown Americas Capital Corp.
              7.625%, due 11/15/13                                                      501,875
    250,000   Greif, Inc.
              6.750%, due 02/01/17                                                      226,875
    250,000   Owens-Illinois, Inc.
              7.500%, due 05/15/10                                                      252,500
                                                                                   ------------
                                                                                      2,711,250
                                                                                   ------------
              SUPPORT SERVICES - 6.92%
  1,750,000   ARAMARK Corp.
              8.500%, due 02/01/15                                                    1,610,000
    200,000   Cardtronics, Inc.
              9.250%, due 08/15/13                                                      128,000
  1,000,000   Corrections Corp. of America
              7.500%, due 05/01/11                                                    1,002,500
    750,000   Education Management LLC/
              Education Management Finance Corp.
              10.250%, due 06/01/16                                                     701,250
  1,000,000   FTI Consulting, Inc.
              7.750%, due 10/01/16                                                      997,500
    300,000   Iron Mountain, Inc.
              8.625%, due 04/01/13                                                      300,000
    990,000   Iron Mountain, Inc.
              7.750%, due 01/15/15                                                      977,625
    500,000   Mac-Gray Corp.
              7.625%, due 08/15/15                                                      461,875
    450,000   West Corp.
              9.500%, due 10/15/14                                                      313,312
                                                                                   ------------
                                                                                      6,492,062
                                                                                   ------------
              TECHNOLOGY - 3.94%
    750,000   Celestica, Inc. (D)
              7.625%, due 07/01/13                                                      656,250
    500,000   Flextronics International, Ltd. (D)
              6.500%, due 05/15/13                                                      445,000
  1,500,000   Sungard Data Systems, Inc.
              9.125%, due 08/15/13                                                    1,305,000
    750,000   Sungard Data Systems, Inc. (C)
              10.625%, due 05/15/15                                                     656,250
    750,000   Syniverse Technologies, Inc., Series B
              7.750%, due 08/15/13                                                      630,000
                                                                                   ------------
                                                                                      3,692,500
                                                                                   ------------

              TELECOMMUNICATIONS - 8.31%
  1,000,000   Centennial Communications Corp. (G)
              7.185%, due 01/01/13                                                    1,000,000
  1,000,000   Cincinnati Bell, Inc.
              8.375%, due 01/15/14                                                      940,000
    700,000   Cincinnati Bell Telephone Co. LLC
              6.300%, due 12/01/28                                                      476,000
    500,000   Crown Castle International Corp.
              9.000%, due 01/15/15                                                      501,250
  1,250,000   Frontier Communications Corp.
              6.625%, due 03/15/15                                                    1,056,250
  1,500,000   Nordic Telephone Co.
              Holdings ApS (C)(D)
              8.875%, due 05/01/16                                                    1,402,500
    500,000   Qwest Capital Funding, Inc.
              7.900%, due 08/15/10                                                      487,500
    400,000   Qwest Capital Funding, Inc.
              7.250%, due 02/15/11                                                      382,000
    750,000   Qwest Corp.
              7.875%, due 09/01/11                                                      738,750
    600,000   Windstream Corp.
              8.625%, due 08/01/16                                                      589,500
    250,000   Windstream Corp.
              7.000%, due 03/15/19                                                      220,000
                                                                                   ------------
                                                                                      7,793,750
                                                                                   ------------
              TRANSPORTATION - 1.95%
    500,000   Bristow Group, Inc.
              6.125%, due 06/15/13                                                      405,000
    750,000   Bristow Group, Inc.
              7.500%, due 09/15/17                                                      562,500


               See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
 Par Value                                                                           (Note 1)
 ---------                                                                           --------
CORPORATE NOTES AND BONDS (CONTINUED)

              TRANSPORTATION (CONTINUED)
$   755,000   Gulfmark Offshore, Inc.
              7.750%, due 07/15/14                                                 $    558,700
    400,000   Hornbeck Offshore Services,
              Inc., Series B
              6.125%, due 12/01/14                                                      304,000
                                                                                   ------------
                                                                                      1,830,200
                                                                                   ------------
              UTILITIES - 10.27%
  1,750,000   Edison Mission Energy
              7.200%, due 05/15/19                                                    1,216,250
  1,700,000   El Paso Corp.
              7.250%, due 06/01/18                                                    1,445,000
    400,000   Energy Future Holdings Corp.
              10.875%, due 11/01/17                                                     258,000
  1,000,000   Ferrellgas Partners L.P./
              Ferrellgas Partners Finance Corp.
              8.750%, due 06/15/12                                                      840,000
    500,000   Inergy L.P./Inergy Finance Corp.
              6.875%, due 12/15/14                                                      462,500
  1,000,000   MarkWest Energy Partners L.P./
              MarkWest Energy Finance Corp., Series B
              8.750%, due 04/15/18                                                      697,500
  1,000,000   Mirant Americas Generation LLC
              8.300%, due 05/01/11                                                      970,000
  1,750,000   NRG Energy, Inc.
              7.375%, due 02/01/16                                                    1,627,500
    500,000   NRG Energy, Inc.
              7.375%, due 01/15/17                                                      465,000
  1,000,000   Suburban Propane Partners L.P./
              Suburban Energy Finance Corp.
              6.875%, due 12/15/13                                                      950,000
    400,000   Texas Competitive Electric
              Holdings Co. LLC
              10.250%, due 11/01/15                                                     200,000
    500,000   Williams Cos., Inc./The
              7.125%, due 09/01/11                                                      497,500
                                                                                   ------------
                                                                                      9,629,250
                                                                                   ------------
              TOTAL CORPORATE NOTES AND BONDS                                        88,266,434
              (Cost $98,585,018)                                                   ------------

Shares
------
INVESTMENT COMPANY - 4.11%
  3,855,084   SSgA Prime Money Market Fund                                            3,855,084
                                                                                   ------------
              TOTAL INVESTMENT COMPANY                                                3,855,084
              (Cost $3,855,084)                                                    ------------
TOTAL INVESTMENTS - 98.21%                                                           92,121,518
(Cost $102,440,102**)                                                              ------------

NET OTHER ASSETS AND LIABILITIES - 1.79%                                              1,680,000
                                                                                   ------------
TOTAL NET ASSETS - 100.00%                                                         $ 93,801,518
                                                                                   ============

----------------------------------

        **    Aggregate cost for Federal tax purposes was $102,440,102.
       (B)    Represents a security with a specified coupon until a
              predetermined date, at which time the stated rate is adjusted to a new contract rate.
       (C)    Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The
              securities have been determined to be liquid under guidelines established by the Board of Trustees.
       (D)    Notes and bonds, issued by foreign entities, denominated in U.S.
              dollars. The aggregate of these securities is 7.76% of total net assets.
       (G)    Floating rate or variable rate note. Rate shown is as of
              March 31, 2009.
       (P)    Convertible.
       PLC    Public Limited Company.
      REIT    Real Estate Investment Trust.

              The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      Value
    Shares                                                                           (Note 1)
    ------                                                                           --------
 COMMON STOCKS - 36.10%

              CONSUMER DISCRETIONARY - 2.29%
     25,000   Genuine Parts Co.                                                    $    746,500
    115,000   Home Depot, Inc.                                                        2,709,400
     52,000   McDonald's Corp.                                                        2,837,640
     36,000   McGraw-Hill Cos., Inc./The                                                823,320
     34,500   Snap-On, Inc.                                                             865,950
     15,000   VF Corp.                                                                  856,650
                                                                                   ------------
                                                                                      8,839,460
                                                                                   ------------
              CONSUMER STAPLES - 5.51%
    159,000   Altria Group, Inc.                                                      2,547,180
     54,000   Avon Products, Inc.                                                     1,038,420
     91,500   Coca-Cola Co./The                                                       4,021,425
     20,000   HJ Heinz Co.                                                              661,200
     41,000   Kimberly-Clark Corp.                                                    1,890,510
     81,918   Kraft Foods, Inc., Class A                                              1,825,952
     45,000   PepsiCo, Inc./NC                                                        2,316,600
    137,500   Philip Morris International, Inc.                                       4,892,250
     91,000   Sysco Corp.                                                             2,074,800
                                                                                   ------------
                                                                                     21,268,337
                                                                                   ------------
              ENERGY - 3.59%
     34,000   BP PLC, ADR                                                             1,363,400
    115,000   Chevron Corp.                                                           7,732,600
     75,500   ConocoPhillips                                                          2,956,580
     55,500   Marathon Oil Corp.                                                      1,459,095
     31,500   Williams Cos., Inc./The                                                   358,470
                                                                                   ------------
                                                                                     13,870,145
                                                                                   ------------
              FINANCIALS - 3.40%
    105,000   Bank of New York Mellon Corp./The                                       2,966,250
     20,500   BB&T Corp.                                                                346,860
     71,000   Marsh & McLennan Cos., Inc.                                             1,437,750
     63,000   Morgan Stanley                                                          1,434,510
     61,000   NYSE Euronext                                                           1,091,900
     12,000   Rayonier, Inc., REIT                                                      362,640
     35,000   Travelers Cos., Inc./The                                                1,422,400
     65,000   US Banccorp                                                               949,650
    218,000   Wells Fargo & Co.                                                       3,104,320
                                                                                   ------------
                                                                                     13,116,280
                                                                                   ------------

              HEALTH CARE - 5.42%
    138,000   Bristol-Myers Squibb Co.                                                3,024,960
     28,000   Eli Lilly & Co.                                                           935,480
    130,000   Johnson & Johnson                                                       6,838,000
    128,000   Merck & Co., Inc./NJ                                                    3,424,000
    492,019   Pfizer, Inc.                                                            6,701,299
                                                                                   ------------
                                                                                     20,923,739
                                                                                   ------------
              INDUSTRIALS - 5.81%
     52,500   3M Co.                                                                  2,610,300
     53,000   Boeing Co.                                                              1,885,740
     30,500   Caterpillar, Inc.                                                         852,780
     22,000   Deere & Co.                                                               723,140
     58,000   Emerson Electric Co.                                                    1,657,640
    423,000   General Electric Co.                                                    4,276,530
     34,500   Honeywell International, Inc.                                             961,170
     43,000   Norfolk Southern Corp.                                                  1,451,250
     29,000   Northrop Grumman Corp.                                                  1,265,560
     20,000   Raytheon Co.                                                              778,800
     65,000   United Parcel Service, Inc., Class B                                    3,199,300
     45,500   United Technologies Corp.                                               1,955,590
     31,500   Waste Management, Inc.                                                    806,400
                                                                                   ------------
                                                                                     22,424,200
                                                                                   ------------
              INFORMATION TECHNOLOGY - 2.41%
     50,000   Automatic Data Processing, Inc.                                         1,758,000
    316,000   Intel Corp.                                                             4,755,800
     79,000   Maxim Integrated Products, Inc.                                         1,043,590
     68,000   Paychex, Inc.                                                           1,745,560
                                                                                   ------------
                                                                                      9,302,950
                                                                                   ------------
              MATERIALS - 1.61%
     29,000   Air Products & Chemicals, Inc.                                          1,631,250
    138,000   EI Du Pont de Nemours & Co.                                             3,081,540
     40,000   Nucor Corp.                                                             1,526,800
                                                                                   ------------
                                                                                      6,239,590
                                                                                   ------------
              TELECOMMUNICATION SERVICES - 3.25%
    298,015   AT&T, Inc.                                                              7,509,978
    167,500   Verizon Communications, Inc.                                            5,058,500
                                                                                   ------------
                                                                                     12,568,478
                                                                                   ------------
              UTILITIES - 2.81%
     37,000   Consolidated Edison, Inc.                                               1,465,570
    101,000   Duke Energy Corp.                                                       1,446,320
     23,000   Exelon Corp.                                                            1,043,970
     33,000   FirstEnergy Corp.                                                       1,273,800
     35,000   PG&E Corp.                                                              1,337,700
     37,500   Progress Energy, Inc.                                                   1,359,750
     50,000   Public Service Enterprise Group, Inc.                                   1,473,500
     48,000   Southern Co./The                                                        1,469,760
                                                                                   ------------
                                                                                     10,870,370
                                                                                   ------------
              TOTAL COMMON STOCKS                                                   139,423,549
              (Cost $174,117,384)                                                  ------------

 Par Value
 ---------
ASSET BACKED - 1.88%
$   599,648   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30                                                      582,911
    793,735   Ameriquest Mortgage Securities, Inc.,
              Series 2004-FR1, Class M2 (M)
              5.207%, due 05/25/34                                                      200,396
  1,975,000   Carmax Auto Owner Trust,
              Series 2007-2, Class B
              5.370%, due 03/15/13                                                    1,407,084
  2,045,000   Chase Issuance Trust,
              Series 2007-A17, Class A
              5.120%, due 10/15/14                                                    2,070,038
  1,300,372   CIT Group Home Equity Loan Trust,
              Series 2002-2, Class BF (M)
              6.830%, due 06/25/33                                                       54,552

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      Value
 Par Value                                                                           (Note 1)
 ---------                                                                           --------
ASSET BACKED (CONTINUED)
$ 1,460,000   Daimler Chrysler Auto Trust,
              Series 2007-A, Class A3A
              5.000%, due 02/08/12                                                 $  1,412,505
  1,120,000   GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1 (G)
              3.950%, due 10/25/33                                                      831,130
    673,723   Green Tree Financial Corp.,
              Series 1998-2, Class A6 (G)
              6.810%, due 12/01/27                                                      523,387
  1,025,000   Renaissance Home Equity Loan Trust,
              Series 2005-4, Class M9 (M)
              7.000%, due 02/25/36                                                       67,855
    629,278   Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C)(G)
              3.522%, due 05/25/34                                                      102,788
                                                                                   ------------
              TOTAL ASSET BACKED                                                      7,252,646
              (Cost $11,564,756)                                                   ------------

COMMERCIAL MORTGAGE BACKED - 2.62%

    256,383   Bear Stearns Commercial Mortgage Securities,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16                                                      254,845
  1,815,000   Bear Stearns Commercial Mortgage Securities,
              Series 2003-T10, Class E (C)(G)
              5.540%, due 03/13/40                                                      690,826
  1,325,000   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A6 (G)
              4.750%, due 02/13/46                                                    1,019,820
    765,000   Bear Stearns Commercial Mortgage Securities,
              Series 2005-T20, Class F (C)(G)
              5.299%, due 10/12/42                                                      181,118
  2,884,949   GMAC Commercial Mortgage Securities, Inc.,
              Series 2000-C1, Class A2 (G)
              7.724%, due 03/15/33                                                    2,905,159
  1,312,000   Government National Mortgage Association,
              Series 2004-43, Class C (G)
              5.008%, due 12/16/25                                                    1,367,802
  1,400,000   Greenwich Capital Commercial Funding Corp.,
              Series 2004-GG1, Class A7 (G)
              5.317%, due 06/10/36                                                    1,197,118
  1,600,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29                                                    1,216,084
  1,300,000   Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40                                                    1,019,119
  2,690,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class H (C)(G)
              5.880%, due 11/28/35                                                      223,781
    775,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)(G)
              5.880%, due 11/28/35                                                       60,380
                                                                                   ------------
              TOTAL COMMERCIAL MORTGAGE BACKED                                       10,136,052
              (Cost $15,998,934)                                                   ------------

PRIVATE LABEL MORTGAGE BACKED - 1.17%

  1,972,613   Banc of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36                                                    1,369,733
  2,639,920   Banc of America Alternative Loan Trust,
              Series 2006-3, Class 2CB1
              6.000%, due 04/25/36                                                    1,701,099
  2,864,515   Banc of America Alternative Loan Trust,
              Series 2006-4, Class 5CB1
              6.500%, due 05/25/46                                                    1,441,209
                                                                                   ------------

              TOTAL PRIVATE LABEL MORTGAGE BACKED                                     4,512,041
              (Cost $7,479,792)                                                    ------------

CORPORATE NOTES AND BONDS - 22.48%

              CONSUMER DISCRETIONARY - 1.00%
  2,000,000   American Association of Retired Persons (C)
              7.500%, due 05/01/31                                                    2,095,234
  1,850,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34                                                    1,035,797
  1,600,000   Royal Caribbean Cruises, Ltd. (D)
              7.250%, due 06/15/16                                                      752,000
                                                                                   ------------
                                                                                      3,883,031
                                                                                   ------------
              CONSUMER STAPLES - 0.93%
  1,055,000   Diageo Capital PLC (D)
              5.500%, due 09/30/16                                                    1,066,872
  2,025,000   Kraft Foods, Inc.
              6.500%, due 11/01/31                                                    1,878,443
    620,000   PepsiCo, Inc./NC
              4.650%, due 02/15/13                                                      658,176
                                                                                   ------------
                                                                                      3,603,491
                                                                                   ------------
              ENERGY - 1.55%
  2,000,000   Chesapeake Energy Corp.
              6.375%, due 06/15/15                                                    1,685,000
  1,500,000   ConocoPhillips
              6.650%, due 07/15/18                                                    1,608,162
  1,150,000   Hess Corp.
              7.875%, due 10/01/29                                                    1,040,774
    750,000   Transocean, Inc.
              6.000%, due 03/15/18                                                      706,590
  1,030,000   Transocean, Ltd.
              7.500%, due 04/15/31                                                      940,469
                                                                                   ------------
                                                                                      5,980,995
                                                                                   ------------
              FINANCE - 5.08%
  1,115,000   American General Finance Corp.
              5.850%, due 06/01/13                                                      442,545
  1,500,000   American General Finance Corp., Series H
              4.625%, due 09/01/10                                                      691,330
    620,000   Bank of America Corp.
              5.750%, due 12/01/17                                                      520,667
  1,130,000   Bear Stearns Cos. LLC/The
              7.250%, due 02/01/18                                                    1,166,967

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
 Par Value                                                                           (Note 1)
 ---------                                                                           --------
CORPORATE NOTES AND BONDS (CONTINUED)

              FINANCE (CONTINUED)
$ 1,450,000   CIT Group, Inc.
              7.625%, due 11/30/12                                                 $  1,067,245
  1,000,000   General Electric Global Insurance
              Holding Corp.
              7.000%, due 02/15/26                                                      758,506
    785,000   General Electric Global Insurance
              Holding Corp.
              7.750%, due 06/15/30                                                      647,226
  2,000,000   Goldman Sachs Group, Inc./The
              6.650%, due 05/15/09                                                    2,005,920
  1,735,000   Lehman Brothers Holdings, Inc. (E)
              5.750%, due 01/03/17                                                          174
  1,415,000   Merrill Lynch & Co., Inc.
              6.150%, due 04/25/13                                                    1,189,445
  2,400,000   National Rural Utilities
              Cooperative Finance Corp., Series C
              7.250%, due 03/01/12                                                    2,493,245
  3,240,000   Nissan Motor Acceptance Corp. (C)
              5.625%, due 03/14/11                                                    2,941,288
  1,505,000   SLM Corp.
              5.125%, due 08/27/12                                                      810,948
    580,000   Textron Financial Corp.
              6.000%, due 11/20/09                                                      539,877
  2,000,000   US Bank NA/Cincinnati, OH
              6.300%, due 02/04/14                                                    2,075,586
  1,450,000   Wells Fargo & Co.
              5.250%, due 10/23/12                                                    1,404,967
    935,000   Western Union Co./The
              5.930%, due 10/01/16                                                      866,795
                                                                                   ------------
                                                                                     19,622,731
                                                                                   ------------
              FOOD & DRUG RETAILERS - 0.41%
  1,550,000   Medco Health Solutions, Inc.
              7.250%, due 08/15/13                                                    1,606,482
                                                                                   ------------
              HEALTH CARE - 2.87%
  3,950,000   Amgen, Inc.
              5.850%, due 06/01/17                                                    4,044,800
  1,200,000   Eli Lilly & Co.
              6.570%, due 01/01/16                                                    1,266,442
    740,000   Genentech, Inc.
              5.250%, due 07/15/35                                                      618,433
  1,320,000   Merck & Co., Inc./NJ
              5.750%, due 11/15/36                                                    1,255,195
  1,500,000   Quest Diagnostics, Inc./DE
              5.450%, due 11/01/15                                                    1,417,399
  1,400,000   WellPoint, Inc.
              5.000%, due 12/15/14                                                    1,350,940
  1,100,000   Wyeth
              6.500%, due 02/01/34                                                    1,117,590
                                                                                   ------------
                                                                                     11,070,799
                                                                                   ------------
              INDUSTRIALS - 1.62%
    350,000   Boeing Co.
              8.625%, due 11/15/31                                                      415,412
    620,000   Boeing Co.
              6.875%, due 10/15/43                                                      605,993
    515,000   DR Horton, Inc.
              5.250%, due 02/15/15                                                      394,619
    310,000   EI Du Pont de Nemours & Co.
              5.000%, due 01/15/13                                                      322,848
    800,000   GMAC LLC
              7.250%, due 03/02/11                                                      520,791
    780,000   Lockheed Martin Corp.
              7.650%, due 05/01/16                                                      903,830
  1,150,000   Waste Management, Inc.
              7.125%, due 12/15/17                                                    1,116,212
  1,025,000   Westvaco Corp.
              8.200%, due 01/15/30                                                      808,070
  1,170,000   WM Wrigley Jr. Co.
              4.300%, due 07/15/10                                                    1,159,762
                                                                                   ------------
                                                                                      6,247,537
                                                                                   ------------
              MEDIA - 0.85%
  1,780,000   Comcast Cable Communications
              Holdings, Inc.
              9.455%, due 11/15/22                                                    1,955,365
  1,315,000   Rogers Communications, Inc. (D)
              6.250%, due 06/15/13                                                    1,323,127
                                                                                   ------------
                                                                                      3,278,492
                                                                                   ------------
              REAL ESTATE INVESTMENT TRUSTS - 1.58%
  2,685,000   Equity One, Inc.
              3.875%, due 04/15/09                                                    2,678,940
  1,450,000   HCP, Inc.
              6.700%, due 01/30/18                                                      977,994
  2,400,000   Nationwide Health Properties, Inc., Series D
              8.250%, due 07/01/12                                                    2,044,450
    530,000   Simon Property Group L.P.
              5.875%, due 03/01/17                                                      408,820
                                                                                   ------------
                                                                                      6,110,204
                                                                                   ------------
              TELECOMMUNICATIONS - 0.41%
    960,000   Cisco Systems, Inc.
              5.500%, due 02/22/16                                                    1,015,812
    795,000   Sprint Nextel Corp.
              6.000%, due 12/01/16                                                      568,425
                                                                                   ------------
                                                                                      1,584,237
                                                                                   ------------
              TRANSPORTATION - 0.89%
  1,365,000   Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20                                                    1,499,280
    957,000   Norfolk Southern Corp.
              5.590%, due 05/17/25                                                      838,428
  1,050,000   Norfolk Southern Corp.
              7.050%, due 05/01/37                                                    1,086,648
                                                                                   ------------
                                                                                      3,424,356
                                                                                   ------------
              UTILITIES - 5.29%
  1,250,000   Consumers Energy Co.
              5.650%, due 04/15/20                                                    1,173,197
  2,000,000   Energy East Corp.
              8.050%, due 11/15/10                                                    2,068,044

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
 Par Value                                                                           (Note 1)
 ---------                                                                           --------
CORPORATE NOTES AND BONDS (CONTINUED)

              UTILITIES (CONTINUED)
$ 1,300,000   Illinois Power Co.
              7.500%, due 06/15/09                                                 $  1,301,119
  1,555,000   Indianapolis Power & Light Co. (C)
              6.050%, due 10/01/36                                                    1,283,239
  4,000,000   MidAmerican Energy Co.
              5.650%, due 07/15/12                                                    4,147,548
  1,600,000   Nevada Power Co., Series R
              6.750%, due 07/01/37                                                    1,350,610
  1,365,000   Pacific Gas & Electric Co.
              6.050%, due 03/01/34                                                    1,335,713
  2,000,000   Progress Energy, Inc.
              7.750%, due 03/01/31                                                    2,006,080
    474,000   Sierra Pacific Power Co., Series M
              6.000%, due 05/15/16                                                      445,568
  1,500,000   Southern Power Co., Series B
              6.250%, due 07/15/12                                                    1,552,412
    835,000   Southwestern Electric Power Co., Series E
              5.550%, due 01/15/17                                                      745,362
    620,000   Virginia Electric and Power Co.
              5.100%, due 11/30/12                                                      634,944
  2,400,000   Westar Energy, Inc.
              6.000%, due 07/01/14                                                    2,370,295
                                                                                   ------------
                                                                                     20,414,131
                                                                                   ------------
              TOTAL CORPORATE NOTES AND BONDS                                        86,826,486
              (Cost $99,207,462)                                                   ------------

MORTGAGE BACKED - 20.79%

              FEDERAL HOME LOAN MORTGAGE CORP. - 2.44%
     81,815   8.000%, due 06/01/30 Pool # C01005                                         89,261
    360,520   6.500%, due 01/01/32 Pool # C62333                                        383,173
    104,908   6.500%, due 03/01/32 Pool # C65648                                        111,434
  3,727,569   5.000%, due 07/01/33 Pool # A11325                                      3,859,963
    369,362   6.000%, due 10/01/34 Pool # A28439                                        387,445
    310,689   6.000%, due 10/01/34 Pool # A28598                                        325,899
    272,753   5.000%, due 04/01/35 Pool # A32314                                        282,015
    549,155   5.000%, due 04/01/35 Pool # A32315                                        567,802
    446,410   5.000%, due 04/01/35 Pool # A32316                                        461,567
    251,826   5.000%, due 04/01/35 Pool # A32509                                        260,377
  2,597,826   5.000%, due 01/01/37 Pool # A56371                                      2,683,194
                                                                                   ------------
                                                                                      9,412,130
                                                                                   ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.30%
  1,083,066   4.000%, due 04/01/15 Pool # 255719                                      1,103,306
  1,190,274   5.500%, due 04/01/16 Pool # 745444                                      1,238,330
    312,240   6.000%, due 05/01/16 Pool # 582558                                        328,951
  1,802,183   5.000%, due 12/01/17 Pool # 672243                                      1,885,121
  1,976,506   4.500%, due 09/01/20 Pool # 835465                                      2,042,142
    362,062   6.000%, due 05/01/21 Pool # 253847                                        382,165
     68,432   7.000%, due 12/01/29 Pool # 762813                                         73,801
    200,262   7.000%, due 11/01/31 Pool # 607515                                        215,802
      2,819   7.000%, due 04/01/32 Pool # 641518                                          3,036
    208,689   7.000%, due 05/01/32 Pool # 644591                                        224,882
  1,131,637   6.500%, due 06/01/32 Pool # 545691                                      1,201,115
    898,952   6.500%, due 09/01/33 Pool # 737582                                        953,021
  1,522,870   5.500%, due 10/01/33 Pool # 254904                                      1,587,235
  5,582,868   5.500%, due 11/01/33 Pool # 555880                                      5,818,831
  4,440,789   5.000%, due 05/01/34 Pool # 780890                                      4,593,095
     40,622   7.000%, due 07/01/34 Pool # 792636                                         43,395
    595,312   5.500%, due 08/01/34 Pool # 793647                                        619,729
  2,948,936   5.500%, due 03/01/35 Pool # 815976                                      3,067,124
  1,375,498   5.500%, due 07/01/35 Pool # 825283                                      1,430,625
    882,144   5.500%, due 08/01/35 Pool # 826872                                        917,499
  1,352,075   5.000%, due 09/01/35 Pool # 820347                                      1,398,236
  1,458,920   5.000%, due 09/01/35 Pool # 835699                                      1,508,728
  1,843,858   5.000%, due 10/01/35 Pool # 797669                                      1,906,809
  1,876,758   5.500%, due 10/01/35 Pool # 836912                                      1,951,975
  1,943,328   5.000%, due 12/01/35 Pool # 850561                                      2,009,675
  3,631,507   5.500%, due 12/01/35 Pool # 844583                                      3,777,051
    708,931   5.500%, due 02/01/36 Pool # 851330                                        737,343
  2,611,334   5.500%, due 09/01/36 Pool # 831820                                      2,713,543
  2,559,945   6.000%, due 09/01/36 Pool # 831741                                      2,678,468
    694,720   5.500%, due 10/01/36 Pool # 896340                                        721,912
  3,179,212   5.500%, due 10/01/36 Pool # 901723                                      3,303,648
  2,154,147   6.500%, due 10/01/36 Pool # 894118                                      2,271,931
  2,693,640   6.000%, due 11/01/36 Pool # 902510                                      2,847,428
  3,077,284   5.500%, due 12/01/36 Pool # 902853                                      3,197,731
  2,794,011   5.500%, due 12/01/36 Pool # 903059                                      2,903,370
  2,687,187   5.500%, due 12/01/36 Pool # 907512                                      2,792,365
  3,150,325   5.500%, due 12/01/36 Pool # 907635                                      3,273,630
  2,843,531   6.000%, due 12/01/36 Pool # 903002                                      2,975,183
                                                                                   ------------
                                                                                     70,698,231
                                                                                   ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.05%
    171,125   6.500%, due 04/20/31 Pool # 003068                                        182,440
                                                                                   ------------
              TOTAL MORTGAGE BACKED                                                  80,292,801
              (Cost $76,624,720)                                                   ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.54%

              FEDERAL HOME LOAN MORTGAGE CORP. - 0.40%
  1,400,000   4.500%, due 01/15/14                                                    1,530,866
                                                                                   ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.20%
    750,000   5.250%, due 08/01/12                                                      785,243
                                                                                   ------------
              U.S. TREASURY BONDS - 1.92%
  5,270,000   6.625%, due 02/15/27                                                    7,421,641
                                                                                   ------------
              U.S. TREASURY NOTES - 10.02%
  1,850,000   3.875%, due 05/15/10                                                    1,918,798
    500,000   4.500%, due 11/15/10                                                      531,367
  2,050,000   0.875%, due 02/28/11                                                    2,053,916
    500,000   4.750%, due 03/31/11                                                      539,531
  3,900,000   4.875%, due 04/30/11                                                    4,226,321
  6,150,000   4.625%, due 12/31/11                                                    6,751,064
  1,125,000   1.375%, due 02/15/12                                                    1,134,141
  3,400,000   4.625%, due 02/29/12                                                    3,743,189
  2,500,000   4.000%, due 11/15/12                                                    2,740,625
  1,980,000   3.625%, due 05/15/13                                                    2,155,262
    310,000   4.000%, due 02/15/14                                                      344,899

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
 Par Value                                                                           (Note 1)
 ---------                                                                           --------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)

              U.S. TREASURY NOTES (CONTINUED)
 $2,450,000   4.250%, due 08/15/14                                                 $  2,773,094
  3,550,000   4.500%, due 02/15/16                                                    4,095,812
  1,100,000   4.625%, due 02/15/17                                                    1,278,062
  3,830,000   4.500%, due 05/15/17                                                    4,409,586
                                                                                   ------------
                                                                                     38,695,667
                                                                                   ------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                           48,433,417
              (Cost $43,277,713)                                                   ------------

 Shares
 ------
INVESTMENT COMPANY - 1.86%

  7,186,338   SSgA Prime Money Market Fund                                            7,186,338
                                                                                   ------------
              TOTAL INVESTMENT COMPANY                                                7,186,338
              (Cost $7,186,338)                                                    ------------

TOTAL INVESTMENTS - 99.44%                                                          384,063,330
(Cost $435,457,099**)                                                              ------------

NET OTHER ASSETS AND LIABILITIES - 0.56%                                              2,176,153
                                                                                   ------------
TOTAL NET ASSETS - 100.00%                                                         $386,239,483
                                                                                   ============

---------------------------------------------------------

        **    Aggregate cost for Federal tax purposes was $436,299,508.
       (C)    Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The
              securities have been determined to be liquid under guidelines established by the Board of Trustees.
       (D)    Notes and bonds, issued by foreign entities, denominated in U.S.
              dollars. The aggregate of these securities is 0.81% of total net assets.
       (E)    In Default. Issuer is bankrupt.
       (G)    Floating rate or variable rate note.
              Rate shown is as of March 31, 2009.
       (M)    Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated
              level, the issuer will either initiate a clean-up call or increase the stated interest rate.
       ADR    American Depositary Receipt.
       PLC    Public Limited Company.
      REIT    Real Estate Investment Trust.

              The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
Shares                                                                                (Note 1)
------                                                                                --------
COMMON STOCKS - 97.51%
              CONSUMER DISCRETIONARY - 7.09%
    225,342   Comcast Corp., Class A                                               $  3,073,665
    105,400   Home Depot, Inc.                                                        2,483,224
    134,900   Johnson Controls, Inc.                                                  1,618,800
     83,000   Kohl's Corp.*                                                           3,512,560
    212,900   Lowe's Cos., Inc.                                                       3,885,425
     86,600   Omnicom Group, Inc.                                                     2,026,440
     70,000   Phillips-Van Heusen Corp.                                               1,587,600
     92,900   Snap-On, Inc.                                                           2,331,790
    154,500   Staples, Inc.                                                           2,797,995
     99,200   Target Corp.                                                            3,411,488
     76,642   Time Warner Cable, Inc.                                                 1,900,721
    149,833   Time Warner, Inc.                                                       2,891,777
    216,400   Walt Disney Co./The                                                     3,929,824
                                                                                   ------------
                                                                                     35,451,309
                                                                                   ------------
              CONSUMER STAPLES - 9.41%
    100,000   Altria Group, Inc.                                                      1,602,000
     85,700   Archer-Daniels-Midland Co.                                              2,380,746
     92,900   Coca-Cola Co./The                                                       4,082,955
     30,800   Costco Wholesale Corp.                                                  1,426,656
    121,700   CVS Caremark Corp.                                                      3,345,533
     55,500   General Mills, Inc.                                                     2,768,340
     47,000   HJ Heinz Co.                                                            1,553,820
     34,600   Kellogg Co.                                                             1,267,398
    210,257   Kraft Foods, Inc., Class A                                              4,686,629
     68,400   Molson Coors Brewing Co., Class B                                       2,344,752
    282,300   Procter & Gamble Co./The                                               13,293,507
    158,500   Wal-Mart Stores, Inc.                                                   8,257,850
                                                                                   ------------
                                                                                     47,010,186
                                                                                   ------------
              ENERGY - 17.99%
     80,600   Anadarko Petroleum Corp.                                                3,134,534
     79,200   Apache Corp.                                                            5,075,928
    311,646   Chevron Corp.                                                          20,955,077
    227,900   ConocoPhillips                                                          8,924,564
     87,900   Devon Energy Corp.                                                      3,928,251
     28,300   EOG Resources, Inc.                                                     1,549,708
    561,900   Exxon Mobil Corp.                                                      38,265,390
    151,500   Marathon Oil Corp.                                                      3,982,935
     57,600   Valero Energy Corp.                                                     1,031,040
    100,900   XTO Energy, Inc.                                                        3,089,558
                                                                                   ------------
                                                                                     89,936,985
                                                                                   ------------
              FINANCIALS - 19.74%
     79,126   Allstate Corp./The                                                      1,515,263
     81,200   AON Corp.                                                               3,314,584
     35,700   Arch Capital Group, Ltd.*                                               1,922,802
    837,042   Bank of America Corp.                                                   5,708,626
    186,600   Bank of New York Mellon Corp./The                                       5,271,450
    133,500   BB&T Corp.                                                              2,258,820
     18,600   BlackRock, Inc.                                                         2,418,744
     66,600   Capital One Financial Corp.                                               815,184
     52,000   Chubb Corp.                                                             2,200,640
    759,414   Citigroup, Inc.                                                         1,921,317
     66,700   Equity Residential, REIT                                                1,223,945
     71,400   Goldman Sachs Group, Inc./The                                           7,569,828
    112,100   Hartford Financial Services Group, Inc.                                   879,985
    578,588   JPMorgan Chase & Co.                                                   15,378,869
     91,200   Keycorp                                                                   717,744
     75,300   Marsh & McLennan Cos., Inc.                                             1,524,825
    175,400   MetLife, Inc.                                                           3,993,858
    153,800   Morgan Stanley                                                          3,502,026
    160,200   PNC Financial Services Group, Inc.                                      4,692,258
    128,100   Prudential Financial, Inc.                                              2,436,462
    113,900   Regions Financial Corp.                                                   485,214
     24,772   Simon Property Group, Inc., REIT                                          858,102
    129,200   State Street Corp.                                                      3,976,776
     47,900   SunTrust Banks, Inc.                                                      562,346
    199,300   Travelers Cos., Inc./The                                                8,099,552
     55,200   Unum Group                                                                690,000
    297,200   US Banccorp                                                             4,342,092
     58,865   Vorna do Realty Trust, REIT                                             1,956,673
    590,100   Wells Fargo & Co.                                                       8,403,024
                                                                                   ------------
                                                                                     98,641,009
                                                                                   ------------
              HEALTH CARE - 15.61%
    145,400   Amgen, Inc.*                                                            7,200,208
     69,500   CIGNA Corp.                                                             1,222,505
     66,400   Coventry Health Care, Inc.*                                               859,216
    107,175   Covidien, Ltd.                                                          3,562,497
     53,000   Eli Lilly & Co.                                                         1,770,730
    315,200   Johnson & Johnson                                                      16,579,520
    106,600   Life Technologies Corp.*                                                3,462,368
    237,900   Merck & Co., Inc./NJ                                                    6,363,825
    132,300   Mylan, Inc./PA*                                                         1,774,143
  1,165,600   Pfizer, Inc.                                                           15,875,472
     82,400   Thermo Fisher Scientific, Inc.*                                         2,939,208
    168,000   UnitedHealth Group, Inc.                                                3,516,240
     70,900   WellPoint, Inc.*                                                        2,692,073
    236,700   Wyeth                                                                  10,187,568
                                                                                   ------------
                                                                                     78,005,573
                                                                                   ------------
              INDUSTRIALS - 7.11%
     33,400   Caterpillar, Inc.                                                         933,864
     57,100   Deere & Co.                                                             1,876,877
     43,500   Emerson Electric Co.                                                    1,243,230
     28,700   FedEx Corp.                                                             1,276,863
  1,518,600   General Electric Co.                                                   15,353,046
     61,400   Illinois Tool Works, Inc.                                               1,894,190
     35,800   L-3 Communications Holdings, Inc.                                       2,427,240
     50,500   Norfolk Southern Corp.                                                  1,704,375
    116,000   Raytheon Co.                                                            4,517,040
     55,300   United Technologies Corp.                                               2,376,794
     75,300   Waste Management, Inc.                                                  1,927,680
                                                                                   ------------
                                                                                     35,531,199
                                                                                   ------------
              INFORMATION TECHNOLOGY - 4.26%
    181,600   Cisco Systems, Inc.*                                                    3,045,432
     64,200   Computer Sciences Corp.*                                                2,365,128
    119,900   EMC Corp./Massachusetts*                                                1,366,860
     67,935   Hewlett-Packard Co.                                                     2,177,996
    166,300   Intel Corp.                                                             2,502,815
     37,500   International Business Machines Corp.                                   3,633,375
    192,600   Maxim Integrated Products, Inc.                                         2,544,246
     70,500   Microsoft Corp.                                                         1,295,085
    100,400   Symantec Corp.*                                                         1,499,976
     79,400   Tyco Electronics, Ltd.                                                    876,576
                                                                                   ------------
                                                                                     21,307,489
                                                                                   ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
  Shares                                                                              (Note 1)
  ------                                                                              --------
COMMON STOCKS (CONTINUED)

              MATERIALS - 3.16%
     45,800   Air Products & Chemicals, Inc.                                       $  2,576,250
    162,900   EI Du Pont de Nemours & Co.                                             3,637,557
     87,896   Freeport-McMoRan Copper & Gold, Inc.                                    3,349,717
    113,000   Nucor Corp.                                                             4,313,210
     69,600   Weyerhaeuser Co.                                                        1,918,872
                                                                                   ------------
                                                                                     15,795,606
                                                                                   ------------
              TELECOMMUNICATION SERVICES - 6.26%
    798,287   AT&T, Inc.                                                             20,116,832
    369,335   Verizon Communications, Inc.                                           11,153,917
                                                                                   ------------
                                                                                     31,270,749
                                                                                   ------------
              UTILITIES - 6.88%
     83,300   American Electric Power Co., Inc.                                       2,104,158
    184,900   Duke Energy Corp.                                                       2,647,768
     84,900   Edison International                                                    2,445,969
     55,900   Exelon Corp.                                                            2,537,301
     55,400   FirstEnergy Corp.                                                       2,138,440
     86,500   FPL Group, Inc.                                                         4,388,145
     57,100   NSTAR                                                                   1,820,348
     93,600   PG&E Corp.                                                              3,577,392
     90,600   Public Service Enterprise Group, Inc.                                   2,669,982
     18,000   Questar Corp.                                                             529,740
     95,300   Sempra Energy                                                           4,406,672
    166,700   Southern Co./The                                                        5,104,354
                                                                                   ------------
                                                                                     34,370,269
                                                                                   ------------
              TOTAL COMMON STOCKS                                                   487,320,374
              (Cost $644,602,027)                                                  ------------

INVESTMENT COMPANIES - 2.19%
    224,800   Consumer Discretionary Select
              Sector SPDR Fund ETF                                                    4,417,320
    229,900   SPDR S&P Homebuilders ETF                                               2,441,538
  4,093,497   SSgA Prime Money Market Fund                                            4,093,497
                                                                                   ------------
              TOTAL INVESTMENT COMPANIES                                             10,952,355
              (Cost $11,878,348)                                                   ------------

TOTAL INVESTMENTS - 99.70%                                                          498,272,729
(Cost $656,480,375**)                                                              ------------

NET OTHER ASSETS AND LIABILITIES - 0.30%                                              1,470,730
                                                                                   ------------
TOTAL NET ASSETS - 100.00%                                                         $499,743,459
                                                                                   ============


----------------------------------

          *   Non-income producing.
         **   Aggregate cost for Federal tax purposes was $658,685,196.
        ETF   Exchange Traded Fund.
       REIT   Real Estate Investment Trust.

              The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
  Shares                                                                             (Note 1)
  ------                                                                             --------
COMMON STOCKS - 98.03%

              CONSUMER DISCRETIONARY - 10.83%
     33,400   Amazon.com, Inc.*                                                    $  2,452,896
     10,300   Apollo Group, Inc., Class A*                                              806,799
      3,200   AutoZone, Inc.*                                                           520,384
     61,800   Coach, Inc.*                                                            1,032,060
     64,300   Comcast Corp., Class A                                                    877,052
     20,100   DeVry, Inc.                                                               968,418
     15,400   GameStop Corp., Class A*                                                  431,508
  1,447,800   Interpublic Group of Cos., Inc.*                                        5,964,936
    129,300   Kohl's Corp.*                                                           5,471,976
     13,600   Mastercard, Inc., Class A                                               2,277,728
     80,800   McDonald's Corp.                                                        4,409,256
     27,700   NIKE, Inc., Class B                                                     1,298,853
     47,100   Staples, Inc.                                                             852,981
    155,900   Starbucks Corp.*                                                        1,732,049
    112,500   Target Corp.                                                            3,868,875
     34,800   TJX Cos., Inc.                                                            892,272
     52,600   Visa, Inc., Class A                                                     2,924,560
     31,000   Yum! Brands, Inc.                                                         851,880
                                                                                   ------------
                                                                                     37,634,483
                                                                                   ------------
              CONSUMER STAPLES - 10.38%
     29,700   Avon Products, Inc.                                                       571,131
    131,200   Coca-Cola Co./The                                                       5,766,240
     41,300   Colgate-Palmolive Co.                                                   2,435,874
     38,800   Costco Wholesale Corp.                                                  1,797,216
     63,100   CVS Caremark Corp.                                                      1,734,619
     23,700   Kellogg Co.                                                               868,131
     67,000   PepsiCo, Inc./NC                                                        3,449,160
     94,300   Philip Morris International, Inc.                                       3,355,194
     92,200   Procter & Gamble Co./The                                                4,341,698
     76,500   Walgreen Co.                                                            1,985,940
    187,600   Wal-Mart Stores, Inc.                                                   9,773,960
                                                                                   ------------
                                                                                     36,079,163
                                                                                   ------------
              ENERGY - 8.81%
     53,200   Cameron International Corp.*                                            1,166,676
     16,400   Diamond Offshore Drilling, Inc.                                         1,030,904
     42,200   EOG Resources, Inc.                                                     2,310,872
     30,100   Exxon Mobil Corp.                                                       2,049,810
     33,300   Hess Corp.                                                              1,804,860
     68,600   National Oilwell Varco, Inc.*                                           1,969,506
     44,600   Noble Corp.                                                             1,074,414
     65,700   Occidental Petroleum Corp.                                              3,656,205
     46,700   Peabody Energy Corp.                                                    1,169,368
    232,500   PetroHawk Energy Corp.*                                                 4,470,975
     33,400   Range Resources Corp.                                                   1,374,744
     76,300   Schlumberger, Ltd.                                                      3,099,306
     41,600   Southwestern Energy Co.*                                                1,235,104
     16,561   Transocean, Ltd.*                                                         974,449
    157,900   Weatherford International, Ltd.*                                        1,747,953
     47,766   XTO Energy, Inc.                                                        1,462,595
                                                                                   ------------
                                                                                     30,597,741
                                                                                   ------------
              FINANCIALS - 5.46%
     37,300   Aflac, Inc.                                                               722,128
     50,900   American Express Co.                                                      693,767
    522,700   Axis Capital Holdings, Ltd.                                            11,781,658
      8,500   BlackRock, Inc.                                                         1,105,340
     47,100   Charles Schwab Corp./The                                                  730,050
      3,700   CME Group, Inc.                                                           911,643
     17,300   IntercontinentalExchange, Inc.*                                         1,288,331
     14,800   Northern Trust Corp.                                                      885,336
     28,200   State Street Corp.                                                        867,996
                                                                                   ------------
                                                                                     18,986,249
                                                                                   ------------
              HEALTH CARE - 14.70%
    126,600   Abbott Laboratories                                                     6,038,820
     26,000   Allergan, Inc./United States                                            1,241,760
     70,100   Baxter International, Inc.                                              3,590,522
     28,700   Becton Dickinson & Co.                                                  1,929,788
     12,900   Biogen Idec, Inc.*                                                        676,218
    146,000   Bristol-Myers Squibb Co.                                                3,200,320
     35,400   Celgene Corp.*                                                          1,571,760
     95,700   CIGNA Corp.                                                             1,683,363
     30,000   Gen-Probe, Inc.*                                                        1,367,400
     38,100   Genzyme Corp.*                                                          2,262,759
     72,100   Gilead Sciences, Inc.*                                                  3,339,672
     10,300   Intuitive Surgical, Inc.*                                                 982,208
     30,200   Johnson & Johnson                                                       1,588,520
     47,600   Life Technologies Corp.*                                                1,546,048
     64,200   Medco Health Solutions, Inc.*                                           2,654,028
     70,600   Merck & Co., Inc./NJ                                                    1,888,550
     65,300   Roche Holding AG, ADR                                                   2,246,320
    277,781   Schering-Plough Corp.                                                   6,541,743
     35,600   St. Jude Medical, Inc.*                                                 1,293,348
    203,600   UnitedHealth Group, Inc.                                                4,261,348
     40,100   Vertex Pharmaceuticals, Inc.*                                           1,152,073
                                                                                   ------------
                                                                                     51,056,568
                                                                                   ------------
              INDUSTRIALS - 9.35%
     63,200   Boeing Co.                                                              2,248,656
     24,400   Burlington Northern Santa Fe Corp.                                      1,467,660
     55,400   Caterpillar, Inc.                                                       1,548,984
     23,100   CH Robinson Worldwide, Inc.                                             1,053,591
     69,600   CSX Corp.                                                               1,799,160
     20,800   Cummins, Inc.                                                             529,360
     15,100   Danaher Corp.                                                             818,722
     33,300   Deere & Co.                                                             1,094,571
     51,800   Emerson Electric Co.                                                    1,480,444
     16,500   Expeditors International of Washington, Inc.                              466,785
     14,300   Flowserve Corp.                                                           802,516
    200,000   General Electric Co.                                                    2,022,000
     77,200   Honeywell International, Inc.                                           2,150,792
     31,500   ITT Corp.                                                               1,211,805
     25,900   Lockheed Martin Corp.                                                   1,787,877
    214,600   Quanta Services, Inc.*                                                  4,603,170
     73,400   Raytheon Co.                                                            2,858,196
     53,900   United Parcel Service, Inc., Class B                                    2,652,958
     43,600   United Technologies Corp.                                               1,873,928
                                                                                   ------------
                                                                                     32,471,175
                                                                                   ------------
              INFORMATION TECHNOLOGY - 31.88%
    113,000   Accenture, Ltd., Class A                                                3,106,370
     41,800   Adobe Systems, Inc.*                                                      894,102
     15,000   Affiliated Computer Services, Inc., Class A*                              718,350
     31,000   Altera Corp.                                                              544,050

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
  Shares                                                                             (Note 1)
  ------                                                                             --------
COMMON STOCKS (CONTINUED)

              INFORMATION TECHNOLOGY (CONTINUED)
     77,300   Apple, Inc.*                                                         $  8,125,776
     41,800   Automatic Data Processing, Inc.                                         1,469,688
     38,700   BMC Software, Inc.*                                                     1,277,100
    552,700   Cisco Systems, Inc.*                                                    9,268,779
     54,700   Citrix Systems, Inc.*                                                   1,238,408
    139,000   Corning, Inc.                                                           1,844,530
     99,200   Dell, Inc.*                                                               940,416
    232,300   Electronic Arts, Inc.*                                                  4,225,537
    193,100   EMC Corp./Massachusetts*                                                2,201,340
     11,400   First Solar, Inc.*                                                      1,512,780
     22,500   Google, Inc., Class A*                                                  7,831,350
    190,900   Hewlett-Packard Co.                                                     6,120,254
    602,000   Intel Corp.                                                             9,060,100
    128,300   International Business Machines Corp.                                  12,430,987
     25,900   Intuit, Inc.*                                                             699,300
     62,400   Microchip Technology, Inc.                                              1,322,256
    592,200   Microsoft Corp.                                                        10,878,714
    161,700   Novellus Systems, Inc.*                                                 2,689,071
    325,600   Oracle Corp.*                                                           5,883,592
    145,400   Paychex, Inc.                                                           3,732,418
    152,600   QUALCOMM, Inc.                                                          5,937,666
     45,900   Salesforce.com, Inc.*                                                   1,502,307
    151,500   Texas Instruments, Inc.                                                 2,501,265
     69,600   Varian Semiconductor Equipment Associates, Inc.*                        1,507,536
    100,600   Yahoo!, Inc.*                                                           1,288,686
                                                                                   ------------
                                                                                    110,752,728
                                                                                   ------------
              MATERIALS - 4.06%
     12,400   Agnico-Eagle Mines, Ltd.                                                  705,808
     53,500   Monsanto Co.                                                            4,445,850
    138,600   Nucor Corp.                                                             5,290,362
     54,300   Praxair, Inc.                                                           3,653,847
                                                                                   ------------
                                                                                     14,095,867
                                                                                   ------------
              TELECOMMUNICATION SERVICES - 0.72%
    167,100   NII Holdings, Inc.*                                                     2,506,500
                                                                                   ------------
              UTILITIES - 1.84%
     24,200   Exelon Corp.                                                            1,098,438
     65,700   FPL Group, Inc.                                                         3,332,961
     42,600   Sempra Energy                                                           1,969,824
                                                                                   ------------
                                                                                      6,401,223
                                                                                   ------------
              TOTAL COMMON STOCKS                                                   340,581,697
              (Cost $376,911,680)                                                  ------------

INVESTMENT COMPANY - 3.62%

 12,596,854   SSgA Prime Money Market Fund                                           12,596,854
                                                                                   ------------
              TOTAL INVESTMENT COMPANY                                               12,596,854
              (Cost $12,596,854)                                                   ------------

TOTAL INVESTMENTS - 101.65%                                                         353,178,551
(Cost $389,508,534**)                                                              ------------

NET OTHER ASSETS AND LIABILITIES - (1.65)%                                           (5,745,131)
                                                                                   ------------
TOTAL NET ASSETS - 100.00%                                                         $347,433,420
                                                                                   ============

------------------------------------------------------

          *   Non-income producing.
         **   Aggregate cost for Federal tax purposes was $398,124,782.
        ADR   American Depositary Receipt.

              The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
  Shares                                                                             (Note 1)
  ------                                                                             --------
COMMON STOCKS - 97.04%

              CONSUMER DISCRETIONARY - 12.71%
     32,600   Arbitron, Inc.                                                       $    489,326
     14,500   Autoliv, Inc.                                                             269,265
      2,300   AutoZone, Inc.*                                                           374,026
     33,000   Cablevision Systems Corp., Class A                                        427,020
     41,500   Cato Corp./The, Class A                                                   758,620
     31,400   CBS Corp., Class B                                                        120,576
     13,800   CEC Entertainment, Inc.*                                                  357,144
     17,700   Choice Hotels International, Inc.                                         457,014
    144,419   Ford Motor Co.*                                                           379,822
     19,700   Fortune Brands, Inc.                                                      483,635
     39,700   GameStop Corp., Class A*                                                1,112,394
     23,600   Genuine Parts Co.                                                         704,696
     24,400   Hibbett Sports, Inc.*                                                     468,968
    249,700   Interpublic Group of Cos., Inc.*                                        1,028,764
     24,300   JC Penney Co., Inc.                                                       487,701
     20,800   KB Home                                                                   274,144
     19,600   Kohl's Corp.*                                                             829,472
     10,000   LKQ Corp.*                                                                142,700
    138,700   Mattel, Inc.                                                            1,599,211
     13,400   Matthews International Corp., Class A                                     386,054
     28,400   McGraw-Hill Cos., Inc./The                                                649,508
     16,500   O'Reilly Automotive, Inc.*                                                577,665
     21,300   Pulte Homes, Inc.                                                         232,809
     32,300   Scripps Networks Interactive, Inc., Class A                               727,073
     28,500   Snap-On, Inc.                                                             715,350
     36,600   Sonic Corp.*                                                              366,732
     68,600   Stage Stores, Inc.                                                        691,488
     53,900   TJX Cos., Inc.                                                          1,381,996
     13,600   Toll Brothers, Inc.*                                                      246,976
     29,600   Valassis Communications, Inc.*                                             46,472
     10,300   VF Corp.                                                                  588,233
      9,100   Whirlpool Corp.                                                           269,269
                                                                                   ------------
                                                                                     17,644,123
                                                                                   ------------
              CONSUMER STAPLES - 9.15%
     14,200   Bunge, Ltd.                                                               804,430
     15,200   Casey's General Stores, Inc.                                              405,232
     10,700   Clorox Co.                                                                550,836
     64,100   ConAgra Foods, Inc.                                                     1,081,367
     63,400   Constellation Brands, Inc., Class A*                                      754,460
     11,000   Energizer Holdings, Inc.*                                                 546,590
     23,900   Herbalife, Ltd.                                                           358,022
     24,900   HJ Heinz Co.                                                              823,194
     16,900   Hormel Foods Corp.                                                        535,899
     26,400   Lance, Inc.                                                               549,648
     24,200   Lorillard, Inc.                                                         1,494,108
     25,700   Molson Coors Brewing Co., Class B                                         880,996
      4,900   Ralcorp Holdings, Inc.*                                                   264,012
     40,500   Safeway, Inc.                                                             817,695
     87,100   Sara Lee Corp.                                                            703,768
     47,200   SUPERVALU, Inc.                                                           674,016
     29,800   Tyson Foods, Inc., Class A                                                279,822
     22,400   Wal-Mart Stores, Inc.                                                   1,167,040
                                                                                   ------------
                                                                                     12,691,135
                                                                                   ------------
              ENERGY - 5.69%
     48,100   BJ Services Co.                                                           478,595
    187,400   El Paso Corp.                                                           1,171,250
     58,800   Forest Oil Corp.*                                                         773,220
     44,000   Helmerich & Payne, Inc.                                                 1,001,880
     34,400   Noble Energy, Inc.                                                      1,853,472
     53,600   PetroHawk Energy Corp.*                                                 1,030,728
     19,000   Plains Exploration & Production Co.*                                      327,370
      3,800   SEACOR Holdings, Inc.*                                                    221,578
     19,600   St. Mary Land & Exploration Co.                                           259,308
     36,100   Tesoro Corp.                                                              486,267
     11,300   Whiting Petroleum Corp.*                                                  292,105
                                                                                   ------------
                                                                                      7,895,773
                                                                                   ------------
              FINANCIALS - 24.31%
        918   Alleghany Corp.*                                                          248,622
     18,100   Ameriprise Financial, Inc.                                                370,869
     80,500   Annaly Capital Management, Inc., REIT                                   1,116,535
     45,600   AON Corp.                                                               1,861,392
     19,800   Arch Capital Group, Ltd.*                                               1,066,428
     53,699   Ares Capital Corp.                                                        259,903
     37,176   Associated Banc-Corp.                                                     573,998
     13,600   Assurant, Inc.                                                            296,208
     35,000   Assured Guaranty, Ltd.                                                    236,950
     17,434   AvalonBay Communities, Inc., REIT                                         820,444
     42,200   Axis Capital Holdings, Ltd.                                               951,188
     14,000   BlackRock, Inc.                                                         1,820,560
     16,600   Boston Properties, Inc., REIT                                             581,498
     15,900   Credit Acceptance Corp.*                                                  341,691
     14,200   Cullen/Frost Bankers, Inc.                                                666,548
     44,550   Delphi Financial Group, Inc., Class A                                     599,643
     31,300   Discover Financial Services                                               197,503
     36,800   Equity Residential, REIT                                                  675,280
     16,168   Everest Re Group, Ltd.                                                  1,144,694
     48,300   Fidelity National Financial, Inc., Class A                                942,333
     87,500   Fifth Third Bancorp                                                       255,500
     13,100   Financial Federal Corp.                                                   277,458
      8,900   First American Corp.                                                      235,939
     21,800   First Midwest Bankcorp, Inc./IL                                           187,262
     52,600   Hudson City Bancorp, Inc.                                                 614,894
     28,750   International Bancshares Corp.                                            224,250
     13,200   IPC Holdings, Ltd.                                                        356,928
     74,200   JPMorgan Chase & Co.                                                    1,972,236
     83,200   Keycorp                                                                   654,784
      7,000   Leucadia National Corp.*                                                  104,230
     14,200   Lincoln National Corp.                                                     94,998
      7,400   M&T Bank Corp.                                                            334,776
     10,600   Mack-Cali Realty Corp., REIT                                              209,986
     52,900   Marsh & McLennan Cos., Inc.                                             1,071,225
     28,098   Marshall & Ilsley Corp.                                                   158,192
     19,200   MB Financial, Inc.                                                        261,120
     17,738   NewAlliance Bancshares, Inc.                                              208,244
     11,600   Northern Trust Corp.                                                      693,912
     34,300   People's United Financial, Inc.                                           616,371
     18,300   Platinum Underwriters Holdings, Ltd.                                      518,988
     34,400   Principal Financial Group, Inc.                                           281,392
     54,100   Progressive Corp./The*                                                    727,104
      5,400   PS Business Parks, Inc., REIT                                             198,990

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
  Shares                                                                             (Note 1)
  ------                                                                             --------
COMMON STOCKS (CONTINUED)

              FINANCIALS (CONTINUED)
     10,100   Public Storage, REIT                                                 $    558,025
     26,800   Realty Income Corp., REIT                                                 504,376
     75,300   Regions Financial Corp.                                                   320,778
     18,400   Reinsurance Group of America, Inc.                                        595,976
     34,000   State Street Corp.                                                      1,046,520
     17,400   Torchmark Corp.                                                           456,402
    131,100   Unum Group                                                              1,638,750
     65,800   US Banccorp                                                               961,338
      9,000   Ventas, Inc., REIT                                                        203,490
     26,535   Vornado Realty Trust, REIT                                                882,023
     44,200   Webster Financial Corp.                                                   187,850
      6,400   Westamerica Bancorporation                                                291,584
     37,400   WR Berkley Corp.                                                          843,370
     14,500   XL Capital, Ltd., Class A                                                  79,170
     13,000   Zions Bancorporation                                                      127,790
                                                                                   ------------
                                                                                     33,728,508
                                                                                   ------------
              HEALTH CARE - 5.88%
     26,700   Amsurg Corp.*                                                             423,195
     23,200   Centene Corp.*                                                            418,064
     19,200   Charles River Laboratories International, Inc.*                           522,432
     65,900   CIGNA Corp.                                                             1,159,181
     40,200   Forest Laboratories, Inc.*                                                882,792
     49,500   Hologic, Inc.*                                                            647,955
     56,070   Life Technologies Corp.*                                                1,821,154
     93,800   Mylan, Inc./PA*                                                         1,257,858
      7,900   Orthofix International N.V.*                                              146,308
     13,700   Schering-Plough Corp.                                                     322,635
     65,700   Universal American Corp./NY*                                              556,479
                                                                                   ------------
                                                                                      8,158,053
                                                                                   ------------
              INDUSTRIALS - 9.59%
     72,400   ACCO Brands Corp.*                                                         70,952
     13,000   Acuity Brands, Inc.                                                       293,020
     40,100   Albany International Corp., Class A                                       362,905
     47,025   Belden, Inc.                                                              588,282
     44,600   Carlisle Cos., Inc.                                                       875,498
      6,200   Copart, Inc.*                                                             183,892
      9,800   Danaher Corp.                                                             531,356
     21,700   Dover Corp.                                                               572,446
      8,040   ESCO Technologies, Inc.*                                                  311,148
      4,800   Flowserve Corp.                                                           269,376
     26,600   GATX Corp.                                                                538,118
     11,600   General Dynamics Corp.                                                    482,444
     13,487   Genesee & Wyoming, Inc., Class A*                                         286,599
     16,900   Graco, Inc.                                                               288,483
     35,400   Ingersoll-Rand Co., Ltd., Class A                                         488,520
     25,600   ITT Corp.                                                                 984,832
     26,000   KBR, Inc.                                                                 359,060
     13,300   Kirby Corp.*                                                              354,312
     10,500   L-3 Communications Holdings, Inc.                                         711,900
     28,000   Mueller Industries, Inc.                                                  607,320
      6,000   Norfolk Southern Corp.                                                    202,500
     21,400   Raytheon Co.                                                              833,316
     29,000   Republic Services, Inc.                                                   497,350
     11,600   Simpson Manufacturing Co., Inc.                                           209,032
    105,900   Southwest Airlines Co.                                                    670,347
     19,500   United Stationers, Inc.*                                                  547,560
      7,200   URS Corp.*                                                                290,952
     12,800   WW Grainger, Inc.                                                         898,304
                                                                                   ------------
                                                                                     13,309,824
                                                                                   ------------
              INFORMATION TECHNOLOGY - 8.98%
     33,400   Affiliated Computer Services, Inc., Class A*                            1,599,526
     56,400   Arrow Electronics, Inc.*                                                1,074,984
     67,300   Brocade Communications Systems, Inc.*                                     232,185
     44,900   CA, Inc.                                                                  790,689
     16,500   Computer Sciences Corp.*                                                  607,860
     25,500   Diebold, Inc.                                                             544,425
     33,300   Electronics for Imaging, Inc.*                                            326,340
     12,100   Fiserv, Inc.*                                                             441,166
    112,100   Maxim Integrated Products, Inc.                                         1,480,841
     17,900   MAXIMUS, Inc.                                                             713,494
     33,200   Micron Technology, Inc.*                                                  134,792
     65,400   Novellus Systems, Inc.*                                                 1,087,602
     36,300   Seagate Technology                                                        218,163
     65,800   Sun Microsystems, Inc.*                                                   481,656
     43,900   Synopsys, Inc.*                                                           910,047
     20,300   Teradata Corp.*                                                           329,266
     36,200   Websense, Inc.*                                                           434,400
    126,500   Xerox Corp.                                                               575,575
     25,200   Zebra Technologies Corp., Class A*                                        479,304
                                                                                   ------------
                                                                                     12,462,315
                                                                                   ------------
              MATERIALS - 5.09%
     13,400   Air Products & Chemicals, Inc.                                            753,750
     14,700   Aptargroup, Inc.                                                          457,758
      5,000   Ball Corp.                                                                217,000
     10,800   Deltic Timber Corp.                                                       425,628
     17,300   Ecolab, Inc.                                                              600,829
     25,200   EI Du Pont de Nemours & Co.                                               562,716
     12,400   FMC Corp.                                                                 534,936
     16,065   Freeport-McMoRan Copper & Gold, Inc.                                      612,237
     18,200   Nucor Corp.                                                               694,694
     36,800   Pactiv Corp.*                                                             536,912
      6,600   Reliance Steel & Aluminum Co.                                             173,778
     33,300   Sealed Air Corp.                                                          459,540
      6,600   Sigma-Aldrich Corp.                                                       249,414
     28,300   Weyerhaeuser Co.                                                          780,231
                                                                                   ------------
                                                                                      7,059,423
                                                                                   ------------
              TELECOMMUNICATION SERVICES - 1.40%
     45,800   Crown Castle International Corp.*                                         934,778
     17,800   Embarq Corp.                                                              673,730
     97,400   Qwest Communications International, Inc.                                  333,108
                                                                                   ------------
                                                                                      1,941,616
                                                                                   ------------
              UTILITIES - 14.24%
     24,600   Ameren Corp.                                                              570,474
     75,900   American Electric Power Co., Inc.                                       1,917,234

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
  Shares                                                                             (Note 1)
  ------                                                                             --------
COMMON STOCKS (CONTINUED)

              UTILITIES (CONTINUED)
     12,400   Atmos Energy Corp.                                                   $    286,688
     22,700   Consolidated Edison, Inc.                                                 899,147
     49,200   Edison International                                                    1,417,452
      5,300   Entergy Corp.                                                             360,877
      5,400   New Jersey Resources Corp.                                                183,492
     15,700   NRG Energy, Inc.*                                                         276,320
     46,700   NSTAR                                                                   1,488,796
     28,800   Oneok, Inc.                                                               651,744
     60,100   PG&E Corp.                                                              2,297,022
     51,100   Progress Energy, Inc.                                                   1,852,886
     15,700   Questar Corp.                                                             462,051
     47,800   Sempra Energy                                                           2,210,272
     20,800   UGI Corp.                                                                 491,088
     19,500   Unisource Energy Corp.                                                    549,705
     26,000   Westar Energy, Inc.                                                       455,780
     11,000   WGL Holdings, Inc.                                                        360,800
     26,200   Wisconsin Energy Corp.                                                  1,078,654
    104,300   Xcel Energy, Inc.                                                       1,943,109
                                                                                   ------------
                                                                                     19,753,591
                                                                                   ------------
              TOTAL COMMON STOCKS                                                   134,644,361
              (Cost $181,487,297)                                                  ------------

INVESTMENT COMPANIES - 3.19%

  4,172,884   SSgA Prime Money Market Fund                                            4,172,884
     24,300   SPDR S&P Homebuilders ETF                                                 258,066
                                                                                   ------------
              TOTAL INVESTMENT COMPANIES                                              4,430,950
              (Cost $4,481,187)                                                    ------------

TOTAL INVESTMENTS - 100.23%                                                         139,075,311
(Cost $185,968,484**)                                                              ------------

NET OTHER ASSETS AND LIABILITIES - (0.23)%                                             (318,732)
                                                                                   ------------
TOTAL NET ASSETS - 100.00%                                                         $138,756,579
                                                                                   ============

------------------------------------------------------

          *   Non-income producing.
         **   Aggregate cost for Federal tax purposes was $189,694,081.
        ETF   Exchange Traded Fund.
       REIT   Real Estate Investment Trust

              The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
  Shares                                                                             (Note 1)
  ------                                                                             --------
COMMON STOCKS - 95.98%

              CONSUMER DISCRETIONARY - 15.13%
     44,600   Aeropostale, Inc.*                                                   $  1,184,576
     89,682   Buckle, Inc./The                                                        2,863,546
     38,400   Coach, Inc.*                                                              641,280
     94,040   GameStop Corp., Class A*                                                2,635,001
     93,500   Guess?, Inc.                                                            1,970,980
    107,195   Gymboree Corp.*                                                         2,288,613
      8,500   ITT Educational Services, Inc.*                                         1,032,070
     50,100   Nordstrom, Inc.                                                           839,175
     66,900   O'Reilly Automotive, Inc.*                                              2,342,169
     17,600   priceline.com, Inc.*                                                    1,386,528
     91,504   Steiner Leisure, Ltd.*                                                  2,233,613
    242,187   True Religion Apparel, Inc.*                                            2,860,229
     57,300   Yum! Brands, Inc.                                                       1,574,604
                                                                                   ------------
                                                                                     23,852,384
                                                                                   ------------
              CONSUMER STAPLES - 2.82%
     35,500   BJ's Wholesale Club, Inc.*                                              1,135,645
     62,500   Herbalife, Ltd.                                                           936,250
    166,600   SUPERVALU, Inc.                                                         2,379,048
                                                                                   ------------
                                                                                      4,450,943
                                                                                   ------------
              ENERGY - 10.48%
    253,100   Atwood Oceanics, Inc.*                                                  4,198,929
     41,700   Consol Energy, Inc.                                                     1,052,508
    368,900   Hercules Offshore, Inc.*                                                  582,862
     61,600   National Oilwell Varco, Inc.*                                           1,768,536
     38,200   Noble Corp.                                                               920,238
     46,100   Noble Energy, Inc.                                                      2,483,868
     65,900   Ultra Petroleum Corp.*                                                  2,365,151
    122,300   Whiting Petroleum Corp.*                                                3,161,455
                                                                                   ------------
                                                                                     16,533,547
                                                                                   ------------
              FINANCIALS - 6.41%
    100,000   Aflac, Inc.                                                             1,936,000
    125,900   Ameriprise Financial, Inc.                                              2,579,691
    448,400   Assured Guaranty, Ltd.                                                  3,035,668
    141,300   Hartford Financial Services Group, Inc.                                 1,109,205
     49,400   PNC Financial Services Group, Inc.                                      1,446,926
                                                                                   ------------
                                                                                     10,107,490
                                                                                   ------------
              HEALTH CARE - 16.18%
     56,700   Amedisys, Inc.*                                                         1,558,683
     44,400   Beckman Coulter, Inc.                                                   2,264,844
     36,300   Cephalon, Inc.*                                                         2,472,030
     62,900   Charles River Laboratories International, Inc.*                         1,711,509
     68,000   Community Health Systems, Inc.*                                         1,043,120
    151,200   Coventry Health Care, Inc.*                                             1,956,528
     16,600   Genzyme Corp.*                                                            985,874
     57,800   Hospira, Inc.*                                                          1,783,708
    104,400   Humana, Inc.*                                                           2,722,752
     97,067   Life Technologies Corp.*                                                3,152,736
    147,200   Psychiatric Solutions, Inc.*                                            2,315,456
     57,800   St. Jude Medical, Inc.*                                                 2,099,874
     39,000   Waters Corp.*                                                           1,441,050
                                                                                   ------------
                                                                                     25,508,164
                                                                                   ------------
              INDUSTRIALS - 14.94%
    124,300   DynCorp International, Inc., Class A*                                   1,656,919
     65,500   Flowserve Corp.                                                         3,675,860
    105,400   Graco, Inc.                                                             1,799,178
    151,188   Herman Miller, Inc.                                                     1,611,664
    164,249   HUB Group, Inc., Class A*                                               2,792,233
     64,700   Precision Castparts Corp.                                               3,875,530
    132,500   Robbins & Myers, Inc.                                                   2,010,025
     46,800   Teledyne Technologies, Inc.*                                            1,248,624
    132,400   Thomas & Betts Corp.*                                                   3,312,648
     31,300   Valmont Industries, Inc.                                                1,571,573
                                                                                   ------------
                                                                                     23,554,254
                                                                                   ------------
              INFORMATION TECHNOLOGY - 24.64%
    181,800   Akamai Technologies, Inc.*                                              3,526,920
    159,900   Alliance Data Systems Corp.*                                            5,908,305
    136,100   Amdocs, Ltd.*                                                           2,520,572
     51,700   Amphenol Corp., Class A                                                 1,472,933
    116,100   BMC Software, Inc.*                                                     3,831,300
     32,100   Broadcom Corp., Class A*                                                  641,358
    492,500   Brocade Communications Systems, Inc.*                                   1,699,125
    156,200   Cognizant Technology Solutions Corp., Class A*                          3,247,398
     31,000   Juniper Networks, Inc.*                                                   466,860
    130,300   Maxim Integrated Products, Inc.                                         1,721,263
    228,300   NetApp, Inc.*                                                           3,387,972
    347,400   Perot Systems Corp., Class A*                                           4,474,512
    154,700   Polycom, Inc.*                                                          2,380,833
    284,200   Western Union Co./The                                                   3,572,394
                                                                                   ------------
                                                                                     38,851,745
                                                                                   ------------
              MATERIALS - 5.38%
    136,200   Cliffs Natural Resources, Inc.                                          2,473,392
     25,700   Freeport-McMoRan Copper & Gold, Inc.                                      979,427
    160,500   Pactiv Corp.*                                                           2,341,695
     26,600   Terra Industries, Inc.                                                    747,194
    209,100   Yamana Gold, Inc.                                                       1,934,175
                                                                                   ------------
                                                                                      8,475,883
                                                                                   ------------
              TOTAL COMMON STOCKS                                                   151,334,410
              (Cost $189,271,031)                                                  ------------

INVESTMENT COMPANY - 4.40%

  6,932,093   SSgA Prime Money Market Fund                                            6,932,093
                                                                                   ------------
              TOTAL INVESTMENT COMPANY                                                6,932,093
              (Cost $6,932,093)                                                    ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
  Par Value                                                                          (Note 1)
  ---------                                                                          --------
CERTIFICATE OF DEPOSIT - 0.02%

$    33,663   State Street Eurodollar
              0.010%, due 04/01/09                                                 $     33,663
                                                                                   ------------
              TOTAL CERTIFICATE OF DEPOSIT                                               33,663
              (Cost $33,663)                                                       ------------

TOTAL INVESTMENTS - 100.40%                                                         158,300,166
(Cost $196,236,787**)                                                              ------------

NET OTHER ASSETS AND LIABILITIES - (0.40)%                                             (622,285)
                                                                                   ------------
TOTAL NET ASSETS - 100.00%                                                         $157,677,881
                                                                                   ============

------------------------------------------------------
          *   Non-income producing.
         **   Aggregate cost for Federal tax purposes was $220,761,936.

              The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
 Shares                                                              (Note 1)
 ------                                                              --------

COMMON STOCKS - 96.19%

           CONSUMER DISCRETIONARY - 18.59%
  6,600    Arbitron, Inc.                                           $   99,066
  7,800    Cato Corp./The, Class A                                     142,584
  2,500    CEC Entertainment, Inc.*                                     64,700
  3,100    Choice Hotels International, Inc.                            80,042
  6,600    Helen of Troy, Ltd.*                                         90,750
  4,200    Hibbett Sports, Inc.*                                        80,724
  1,700    LKQ Corp.*                                                   24,259
  2,300    Matthews International Corp., Class A                        66,263
  7,500    Sonic Corp.*                                                 75,150
 13,400    Stage Stores, Inc.                                          135,072
  3,000    Tempur-Pedic International, Inc.                             21,900
  3,300    Unifirst Corp./MA                                            91,872
  6,000    Valassis Communications, Inc.*                                9,420
                                                                    ----------
                                                                       981,802
                                                                    ----------
           CONSUMER STAPLES - 4.52%
  2,600    Casey's General Stores, Inc.                                 69,316
  4,500    Herbalife, Ltd.                                              67,410
  4,900    Lance, Inc.                                                 102,018
                                                                    ----------
                                                                       238,744
                                                                    ----------
           ENERGY - 2.76%
  4,100    Penn Virginia Corp.                                          45,018
    800    SEACOR Holdings, Inc.*                                       46,648
  2,100    Whiting Petroleum Corp.*                                     54,285
                                                                    ----------
                                                                       145,951
                                                                    ----------
           FINANCIALS - 19.88%
  4,446    Acadia Realty Trust, REIT                                    47,172
  2,700    American Campus Communities, Inc., REIT                      46,872
 10,733    Ares Capital Corp.                                           51,948
  7,000    Assured Guaranty, Ltd.                                       47,390
  3,300    Credit Acceptance Corp.*                                     70,917
  8,100    Delphi Financial Group, Inc., Class A                       109,026
  2,400    Financial Federal Corp.                                      50,832
  3,800    First Midwest Bankcorp, Inc./IL                              32,642
  4,990    International Bancshares Corp.                               38,922
  2,600    IPC Holdings, Ltd.                                           70,304
  1,800    Mack-Cali Realty Corp., REIT                                 35,658
  3,200    MB Financial, Inc.                                           43,520
  3,400    NewAlliance Bancshares, Inc.                                 39,916
  3,600    Platinum Underwriters Holdings, Ltd.                        102,096
  1,400    PS Business Parks, Inc., REIT                                51,590
  4,700    Realty Income Corp., REIT                                    88,454
  1,000    Reinsurance Group of America, Inc.                           32,390
  9,500    Webster Financial Corp.                                      40,375
  1,100    Westamerica Bancorporation                                   50,116
                                                                    ----------
                                                                     1,050,140
                                                                    ----------
           HEALTH CARE - 9.25%
  4,500    Amsurg Corp.*                                                71,325
  4,400    Centene Corp.*                                               79,288
  3,600    Charles River Laboratories International, Inc.*              97,956
  2,200    Corvel Corp.*                                                44,484
  2,200    ICU Medical, Inc.*                                           70,664
  1,400    Orthofix International N.V.*                                 25,928
 11,700    Universal American Corp./NY*                                 99,099
                                                                    ----------
                                                                       488,744
                                                                    ----------
           INDUSTRIALS - 20.17%
 13,100    ACCO Brands Corp.*                                           12,838
  2,400    Acuity Brands, Inc.                                          54,096
  7,200    Albany International Corp., Class A                          65,160
  8,800    Belden, Inc.                                                110,088
  6,879    Bowne & Co., Inc.                                            22,082
  8,800    Carlisle Cos., Inc.                                         172,744
  1,000    Copart, Inc.*                                                29,660
  1,400    ESCO Technologies, Inc.*                                     54,180
  4,500    GATX Corp.                                                   91,035
  2,500    Genesee & Wyoming, Inc., Class A*                            53,125
  2,300    Kirby Corp.*                                                 61,272
  5,100    Mueller Industries, Inc.                                    110,619
  2,500    Simpson Manufacturing Co., Inc.                              45,050
  2,700    Sterling Construction Co., Inc.*                             48,168
  3,500    United Stationers, Inc.*                                     98,280
  7,000    Vitran Corp., Inc.*                                          36,820
                                                                    ----------
                                                                     1,065,217
                                                                    ----------
           INFORMATION TECHNOLOGY - 9.45%
  4,300    Diebold, Inc.                                                91,805
  6,700    Electronics for Imaging, Inc.*                               65,660
  3,200    MAXIMUS, Inc.                                               127,552
  6,200    NAM TAI Electronics, Inc.                                    23,064
  6,400    Websense, Inc.*                                              76,800
 10,300    Xyratex, Ltd.*                                               22,660
  4,800    Zebra Technologies Corp., Class A*                           91,296
                                                                    ----------
                                                                       498,837
                                                                    ----------
           MATERIALS - 4.90%
  2,900    Aptargroup, Inc.                                             90,306
  2,000    Deltic Timber Corp.                                          78,820
  8,750    Zep, Inc.                                                    89,512
                                                                    ----------
                                                                       258,638
                                                                    ----------
           UTILITIES - 6.67%
  2,900    Atmos Energy Corp.                                           67,048
    950    New Jersey Resources Corp.                                   32,281
  3,800    Unisource Energy Corp.                                      107,122
  4,400    Westar Energy, Inc.                                          77,132
  2,100    WGL Holdings, Inc.                                           68,880
                                                                    ----------
                                                                       352,463
                                                                    ----------
           TOTAL COMMON STOCKS                                       5,080,536
           (Cost $7,712,744)                                        ----------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
 Shares                                                              (Note 1)
 ------                                                              --------

INVESTMENT COMPANY - 3.38%
178,675    SSgA Prime Money Market Fund                             $  178,675
                                                                    ----------

           TOTAL INVESTMENT COMPANY                                    178,675
           (Cost $178,675)                                          ----------

TOTAL INVESTMENTS - 99.57%                                           5,259,211
(Cost $7,891,419**)                                                 ----------

NET OTHER ASSETS AND LIABILITIES - 0.43%                                22,483
                                                                    ----------

TOTAL NET ASSETS - 100.00%                                          $5,281,694
                                                                    ==========

--------------------------------------------
       *   Non-income producing.
      **   Aggregate cost for Federal tax purposes was $7,946,126.
    REIT   Real Estate Investment Trust.

           The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
 Shares                                                              (Note 1)
 ------                                                              --------

COMMON STOCKS - 99.57%

           CONSUMER DISCRETIONARY - 12.74%
  1,500    Aaron Rents, Inc.                                        $   39,990
    800    Career Education Corp.*                                      19,168
  1,100    Carter's, Inc.*                                              20,691
  1,200    CEC Entertainment, Inc.*                                     31,056
  3,700    CKE Restaurants, Inc.                                        31,080
  1,800    Corinthian Colleges, Inc.*                                   35,010
    600    DineEquity, Inc.                                              7,116
  2,200    Drew Industries, Inc.*                                       19,096
    600    Gaylord Entertainment Co.*                                    4,998
  1,200    Interactive Data Corp.                                       29,832
    400    JOS A Bank Clothiers, Inc.*                                  11,124
    600    Maidenform Brands, Inc.*                                      5,496
    700    Matthews International Corp., Class A                        20,167
  1,800    Men's Wearhouse, Inc./The                                    27,252
    900    Meritage Homes Corp.*                                        10,278
    500    NetFlix, Inc.*                                               21,460
    400    Panera Bread Co., Class A*                                   22,360
  1,500    PF Chang's China Bistro, Inc.*                               34,320
    900    Pinnacle Entertainment, Inc.*                                 6,336
    200    Red Robin Gourmet Burgers, Inc.*                              3,526
  2,100    Tempur-Pedic International, Inc.                             15,330
  1,400    Wolverine World Wide, Inc.                                   21,812
    900    Zumiez, Inc.*                                                 8,730
                                                                    ----------
                                                                       446,228
                                                                    ----------
           CONSUMER STAPLES - 1.23%
    200    Coca-Cola Bottling Co. Consolidated                          10,410
    600    Ruddick Corp.                                                13,470
  2,000    Winn-Dixie Stores, Inc.*                                     19,120
                                                                    ----------
                                                                        43,000
                                                                    ----------
           ENERGY - 3.76%
    200    Arena Resources, Inc.*                                        5,096
  1,000    Atwood Oceanics, Inc.*                                       16,590
    700    Bill Barrett Corp.*                                          15,568
  1,100    CARBO Ceramics, Inc.                                         31,284
    700    Matrix Service Co.*                                           5,754
  1,500    Penn Virginia Corp.                                          16,470
  1,100    Petroleum Development Corp.*                                 12,991
  2,500    RPC, Inc.                                                    16,575
    500    Walter Industries, Inc.                                      11,435
                                                                    ----------
                                                                       131,763
                                                                    ----------
           FINANCIALS - 9.70%
    800    EastGroup Properties, Inc., REIT                             22,456
  1,400    eHealth, Inc.*                                               22,414
    800    GAMCO Investors, Inc., Class A                               26,120
    100    Greenhill & Co., Inc.                                         7,385
    700    Hancock Holding Co.                                          21,896
  1,300    Highwoods Properties, Inc., REIT                             27,846
    800    Home Properties, Inc., REIT                                  24,520
  1,400    KBW, Inc.*                                                   28,490
  1,800    Knight Capital Group, Inc., Class A*                         26,532
    100    Mid-America Apartment Communities, Inc., REIT                 3,083
  1,200    Potlatch Corp., REIT                                         27,828
    900    Stifel Financial Corp.*                                      38,979
    400    Tanger Factory Outlet Centers, REIT                          12,344
     11    Teton Advisors, Inc. (L)(T)*                                      1
  1,100    Tower Group, Inc.                                            27,093
  1,300    Washington Real Estate Investment Trust, REIT                22,490
                                                                    ----------
                                                                       339,477
                                                                    ----------
           HEALTH CARE - 25.88%
    500    Acorda Therapeutics, Inc.*                                    9,905
  1,100    Alexion Pharmaceuticals, Inc.*                               41,426
  3,000    Alkermes, Inc.*                                              36,390
  3,900    Allscripts-Misys Healthcare Solutions, Inc.                  40,131
    900    AMAG Pharmaceuticals, Inc.*                                  33,093
  3,500    American Medical Systems Holdings, Inc.*                     39,025
  3,800    AMN Healthcare Services, Inc.*                               19,380
  1,100    Auxilium Pharmaceuticals, Inc.*                              30,492
  1,000    Centene Corp.*                                               18,020
    700    Cepheid, Inc.*                                                4,830
    200    Chemed Corp.                                                  7,780
  1,100    Cubist Pharmaceuticals, Inc.*                                17,996
  1,900    Emeritus Corp.*                                              12,464
  2,200    ev3, Inc.*                                                   15,620
    800    Haemonetics Corp.*                                           44,064
    600    HMS Holdings Corp.*                                          19,740
  1,500    Immucor, Inc.*                                               37,725
  2,400    Isis Pharmaceuticals, Inc.*                                  36,024
    500    Landauer, Inc.                                               25,340
  1,900    Medicines Co./The*                                           20,596
  1,200    Myriad Genetics, Inc.*                                       54,564
    600    National Healthcare Corp.                                    24,090
  1,200    Onyx Pharmaceuticals, Inc.*                                  34,260
  1,000    OSI Pharmaceuticals, Inc.*                                   38,260
  4,100    PDL BioPharma, Inc.                                          29,028
  1,800    PSS World Medical, Inc.*                                     25,830
  2,400    Regeneron Pharmaceuticals, Inc.*                             33,264
  1,500    STERIS Corp.                                                 34,920
    600    Theravance, Inc.*                                            10,200
  1,400    Thoratec Corp.*                                              35,966
  1,600    Valeant Pharmaceuticals International*                       28,464
  1,200    West Pharmaceutical Services, Inc.                           39,372
    400    XenoPort, Inc.*                                               7,744
                                                                    ----------
                                                                       906,003
                                                                    ----------
           INDUSTRIALS - 22.62%
  2,300    AAR Corp.*                                                   28,842
  1,800    Actuant Corp., Class A                                       18,594
    500    Acuity Brands, Inc.                                          11,270
    400    Ameron International Corp.                                   21,064
    700    Badger Meter, Inc.                                           20,223
  1,000    Beacon Roofing Supply, Inc.*                                 13,390
  1,600    CLARCOR, Inc.                                                40,304
  1,800    Curtiss-Wright Corp.                                         50,490
    500    Deluxe Corp.                                                  4,815
    200    EMCOR Group, Inc.*                                            3,434
    500    EnerNOC, Inc.*                                                7,270
  1,100    Esterline Technologies Corp.*                                22,209

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
 Shares                                                              (Note 1)
 ------                                                              --------

COMMON STOCKS (CONTINUED)

           INDUSTRIALS (CONTINUED)
  1,000    Franklin Electric Co., Inc.                              $   22,130
  1,000    GeoEye, Inc.*                                                19,750
  2,800    Heartland Express, Inc.                                      41,468
    800    Herman Miller, Inc.                                           8,528
    500    ICF International, Inc.*                                     11,485
  1,900    Korn/Ferry International*                                    17,214
    900    Layne Christensen Co.*                                       14,463
    200    Lindsay Corp.                                                 5,400
    700    MasTec, Inc.*                                                 8,463
  1,400    Mcgrath Rentcorp                                             22,064
  1,200    Mine Safety Appliances Co.                                   24,024
  1,300    Moog, Inc., Class A*                                         29,731
  4,200    MPS Group, Inc.*                                             24,990
    300    Multi-Color Corp.                                             3,669
  1,000    Navigant Consulting, Inc.*                                   13,070
  1,100    Nordson Corp.                                                31,273
    900    Orbital Sciences Corp.*                                      10,701
    700    RBC Bearings, Inc.*                                          10,696
  1,500    Resources Connection, Inc.*                                  22,620
    700    Rollins, Inc.                                                12,005
  1,000    SYKES Enterprises, Inc.*                                     16,630
    900    Tetra Tech, Inc.*                                            18,342
    700    Triumph Group, Inc.                                          26,740
    800    United Stationers, Inc.*                                     22,464
    500    Valmont Industries, Inc.                                     25,105
    700    Watsco, Inc.                                                 23,821
  1,100    Watson Wyatt Worldwide, Inc., Class A                        54,307
    800    Woodward Governor Co.                                         8,944
                                                                    ----------
                                                                       792,002
                                                                    ----------
           INFORMATION TECHNOLOGY - 20.79%
  1,500    Adtran, Inc.                                                 24,315
  2,900    Advanced Energy Industries, Inc.*                            21,837
  1,000    Advent Software, Inc.*                                       33,310
  1,100    Anixter International, Inc.*                                 34,848
  1,100    ANSYS, Inc.*                                                 27,610
  1,400    Cabot Microelectonics Corp.*                                 33,642
    900    Cognizant Technology Solutions Corp., Class A*               18,711
    200    CommScope, Inc.*                                              2,272
    100    Comtech Telecommunications Corp.*                             2,477
  1,400    CSG Systems International, Inc.*                             19,992
    300    Cymer, Inc.*                                                  6,678
  2,100    EPIQ Systems, Inc.*                                          37,863
    600    Factset Research Systems, Inc.                               29,994
  3,400    IXYS Corp.                                                   27,404
  1,300    j2 Global Communications, Inc.*                              28,457
  1,600    Littelfuse, Inc.*                                            17,584
    200    Macrovision Solutions Corp.*                                  3,558
    700    MAXIMUS, Inc.                                                27,902
    500    MercadoLibre, Inc.*                                           9,275
  2,400    MKS Instruments, Inc.*                                       35,208
    200    Net 1 UEPS Technologies, Inc.*                                3,042
    300    NVE Corp.*                                                    8,643
  2,400    Parametric Technology Corp.*                                 23,952
    300    Plexus Corp.*                                                 4,146
  1,700    Progress Software Corp.*                                     29,512
    900    Quality Systems, Inc.                                        40,725
  1,100    Quest Software, Inc.*                                        13,948
    300    RightNow Technologies, Inc.*                                  2,271
  1,500    Rofin-Sinar Technologies, Inc.*                              24,180
  1,800    Scansource, Inc.*                                            33,444
  1,200    SPSS, Inc.*                                                  34,116
    700    Synaptics, Inc.*                                             18,732
  2,400    Ultratech, Inc.*                                             29,976
    600    VeriFone Holdings, Inc.*                                      4,080
    500    Viasat, Inc.*                                                10,410
    600    Wind River Systems, Inc.*                                     3,840
                                                                    ----------
                                                                       727,954
                                                                    ----------
           MATERIALS - 2.02%
    800    Deltic Timber Corp.                                          31,528
    200    Haynes International, Inc.*                                   3,564
    600    Silgan Holdings, Inc.                                        31,524
    600    Zoltek Cos., Inc.*                                            4,086
                                                                    ----------
                                                                        70,702
                                                                    ----------
           TELECOMMUNICATION SERVICES - 0.83%
  3,300    Premiere Global Services, Inc.*                              29,106
                                                                    ----------

           TOTAL COMMON STOCKS                                       3,486,235
           (Cost $3,881,289)                                        ----------

INVESTMENT COMPANY - 0.10%

  3,454    SSgA Prime Money Market Fund                                  3,454
                                                                    ----------

           TOTAL INVESTMENT COMPANY                                      3,454
           (Cost $3,454)                                            ----------

TOTAL INVESTMENTS - 99.67%                                           3,489,689
(Cost $3,884,743**)                                                 ----------

NET OTHER ASSETS AND LIABILITIES - 0.33%                                11,654
                                                                    ----------

TOTAL NET ASSETS - 100.00%                                          $3,501,343
                                                                    ==========

--------------------------------------------

       *  Non-income producing.
      **  Aggregate cost for Federal tax purposes was $3,889,093.
     (L) Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 1).
     (T)  Illiquid security.
    REIT  Real Estate Investment Trust.

          The industry classification method used for purposes of this report may differ from the industry subclassification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
 Shares                                                              (Note 1)
 ------                                                              --------

COMMON STOCKS - 98.10%

           AUSTRALIA - 6.79%
 84,089    Amcor, Ltd.                                             $   259,056
 85,138    Foster's Group, Ltd.                                        298,242
 26,667    National Australia Bank, Ltd.                               372,192
187,530    Telstra Corp., Ltd.                                         416,745
 22,809    Wesfarmers, Ltd.                                            296,873
                                                                   -----------
                                                                     1,643,108
                                                                   -----------
           BELGIUM - 0.27%
 34,957    Fortis                                                       64,109
 13,256    Fortis VVPR Strips*                                              17
                                                                   -----------
                                                                        64,126
                                                                   -----------
           FINLAND - 0.29%
 11,988    UPM-Kymmene OYJ                                              69,151
                                                                   -----------
           FRANCE - 9.81%
 14,807    Carrefour S.A.                                              577,264
 20,315    France Telecom S.A.                                         461,096
  4,177    Renault S.A.                                                 86,106
  7,921    Societe Generale                                            309,858
 18,961    Total S.A.                                                  938,583
                                                                   -----------
                                                                     2,372,907
                                                                   -----------
           GERMANY - 3.09%
 27,061    Deutsche Telekom AG                                         335,518
  5,867    RWE AG                                                      411,690
                                                                   -----------
                                                                       747,208
                                                                   -----------
           ITALY - 2.32%
 81,212    Intesa Sanpaolo SpA                                         223,190
205,473    UniCredit SpA                                               338,405
                                                                   -----------
                                                                       561,595
                                                                   -----------
           JAPAN - 12.40%
 10,900    Astellas Pharma, Inc.                                       335,127
 15,000    Canon, Inc.                                                 436,795
  4,300    Nippon Telegraph & Telephone Corp.                          163,040
 24,000    Nitto Denko Corp.                                           491,955
 18,000    Seven & I Holdings Co., Ltd.                                396,735
 12,500    Takeda Pharmaceutical Co., Ltd.                             432,741
 18,100    Tokio Marine Holdings, Inc.                                 446,102
     94    West Japan Railway Co.                                      296,502
                                                                   -----------
                                                                     2,998,997
                                                                   -----------
           NETHERLANDS - 1.77%
 30,272    ING Groep N.V.                                              168,760
 24,407    Reed Elsevier N.V.                                          260,505
                                                                   -----------
                                                                       429,265
                                                                   -----------

           SINGAPORE - 2.06%
 71,000    Oversea-Chinese Banking Corp., Ltd.                         225,923
163,000    Singapore Telecommunications, Ltd.                          271,122
                                                                   -----------
                                                                       497,045
                                                                   -----------
           SPAIN - 5.28%
 82,050    Iberdrola S.A.                                              574,477
 35,276    Telefonica S.A.                                             702,602
                                                                   -----------
                                                                     1,277,079
                                                                   -----------
           SWITZERLAND - 2.66%
 17,060    Novartis AG                                                 643,175
                                                                   -----------
           TAIWAN - 1.66%
 44,824    Taiwan Semiconductor Manufacturing Co., Ltd., ADR           401,175
                                                                   -----------

           UNITED KINGDOM - 13.23%
 36,044    Aviva PLC                                                   111,438
118,774    BP PLC                                                      792,041
 67,613    GKN PLC                                                      65,975
 56,646    GlaxoSmithKline PLC                                         878,847
 32,866    Royal Dutch Shell PLC, A Shares                             737,843
 32,424    Unilever PLC                                                612,334
                                                                   -----------
                                                                     3,198,478
                                                                   -----------
           UNITED STATES - 36.47%
  9,500    3M Co.                                                      472,340
 35,500    Alcoa, Inc.                                                 260,570
 12,900    AT&T, Inc.                                                  325,080
 41,350    Bank of America Corp.                                       282,007
 14,200    CBS Corp., Class B                                           54,528
 13,100    Chevron Corp.                                               880,844
 35,700    ConAgra Foods, Inc.                                         602,259
    621    Fairpoint Communications, Inc.                                  484
 49,100    General Electric Co.                                        496,401
 18,600    Genuine Parts Co.                                           555,396
 17,300    HJ Heinz Co.                                                571,938
  6,700    Johnson & Johnson                                           352,420
 20,500    Merck & Co., Inc./NJ                                        548,375
 44,000    Microsoft Corp.                                             808,280
 24,400    Oracle Corp.*                                               440,908
 37,000    Pfizer, Inc.                                                503,940
 24,200    Verizon Communications, Inc.                                730,840
  8,740    Wells Fargo & Co.                                           124,458
 18,800    Wyeth                                                       809,152
                                                                   -----------
                                                                     8,820,220
                                                                   -----------

           TOTAL COMMON STOCKS                                      23,723,529
           (Cost $45,520,975)                                      -----------

WARRANTS AND RIGHTS - 0.00%

           BELGIUM - 0.00%
 34,957    Fortis Bank S.A./N.V.
           Exp. 07/01/14 (L)*                                                -
                                                                   -----------

           TOTAL WARRANTS AND RIGHTS                                         -
           (Cost $0)                                               -----------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
 Shares                                                              (Note 1)
 ------                                                              --------
INVESTMENT COMPANY - 1.61%

           UNITED STATES - 1.61%
390,538    SSgA Prime Money Market Fund                            $   390,538
                                                                   -----------

           TOTAL INVESTMENT COMPANY                                    390,538
           (Cost $390,538)                                         -----------

TOTAL INVESTMENTS - 99.71%***                                       24,114,067
(Cost $45,911,513**)                                               -----------

NET OTHER ASSETS AND LIABILITIES - 0.29%                                69,110
                                                                   -----------

TOTAL NET ASSETS - 100.00%                                         $24,183,177
                                                                   ===========

--------------------------------------------
      *    Non-income producing.
     **    Aggregate cost for Federal tax purposes was $46,008,495.
    *** The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 36.89%.
    (L) Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 1).
    ADR    American Depositary Receipt.
    PLC    Public Limited Company.

 OTHER INFORMATION:
 Industry Concentration

                                                                 % of Net Assets
                                                                 ---------------
Pharmaceuticals                                                            18.6%
Diversified Telecommunication Services                                     14.1%
Oil, Gas & Consumable Fuels                                                13.8%
Food Products                                                               7.4%
Commercial Banks                                                            6.8%
Food & Staples Retailing                                                    5.2%
Software                                                                    5.2%
Industrial Conglomerates                                                    4.0%
Electric Utilities                                                          2.4%
Insurance                                                                   2.3%
Distributors                                                                2.3%
Chemicals                                                                   2.0%
Net Other Assets & Liabilities                                              1.9%
Diversified Financial Services                                              1.9%
Office Electronics                                                          1.8%
Multi-Utilities                                                             1.7%
Semiconductors & Semiconductor Equipment                                    1.7%
Media                                                                       1.3%
Beverages                                                                   1.2%
Road & Rail                                                                 1.2%
Metals & Mining                                                             1.1%
Containers & Packaging                                                      1.1%
Automobiles                                                                 0.4%
Paper & Forest Products                                                     0.3%
Auto Components                                                             0.3%
                                                                          ------
                                                                          100.0%
                                                                          ======

       The industry classification method used for purposes of this report may differ from the industry subclassification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
  Shares                                                                             (Note 1)
  ------                                                                             --------
COMMON STOCKS - 95.11%

              ARGENTINA - 0.28%
      8,670   Tenaris S.A., ADR                                                    $    174,874
                                                                                   ------------
              AUSTRALIA - 0.15%
     27,728   ABC Learning Centres, Ltd. (L)*                                                 -
     39,362   Fairfax Media, Ltd.                                                        27,455
     12,045   James Hardie Industries N.V.                                               35,023
     28,334   Macquarie Infrastructure Group                                             28,835
                                                                                   ------------
                                                                                         91,313
                                                                                   ------------
              AUSTRIA - 0.08%
      1,583   Andritz AG                                                                 48,616
                                                                                   ------------
              BELGIUM - 1.30%
     26,500   Anheuser-Busch InBev N.V.                                                 728,986
      5,600   Arseus N.V.                                                                41,734
      1,030   EVS Broadcast Equipment S.A.                                               33,736
                                                                                   ------------
                                                                                        804,456
                                                                                   ------------
              BRAZIL - 1.85%
     43,840   Banco do Brasil S.A.                                                      321,284
     16,490   Cia de Concessoes Rodoviarias                                             149,359
      6,270   Empresa Brasileira de Aeronautica S.A., ADR                                83,203
      1,633   Iochpe Maxion S.A.                                                          6,569
     39,500   JHSF Participacoes S.A.*                                                   25,739
     26,039   Redecard S.A.                                                             317,294
      9,808   Souza Cruz S.A.                                                           186,407
      9,380   Tam S.A., ADR                                                              51,590
                                                                                   ------------
                                                                                      1,141,445
                                                                                   ------------
              CANADA - 1.98%
     44,400   TELUS Corp.                                                             1,221,621
                                                                                   ------------
              EGYPT - 0.55%
      2,806   Eastern Tobacco                                                            72,230
      4,127   Egyptian Co. for Mobile Services                                          108,056
      6,626   Orascom Construction Industries                                           158,798
                                                                                   ------------
                                                                                        339,084
                                                                                   ------------
              FINLAND - 2.26%
      1,758   Konecranes OYJ                                                             29,302
    108,730   Nokia OYJ                                                               1,270,485
      3,310   Sampo OYJ, A Shares                                                        48,808
      1,940   Vacon PLC                                                                  46,331
                                                                                   ------------
                                                                                      1,394,926
                                                                                   ------------
              FRANCE - 11.58%
     21,150   BNP Paribas                                                               872,791
     16,000   Bouygues S.A.                                                             569,729
     14,900   Carrefour S.A.                                                            580,890
     32,300   GDF Suez                                                                1,107,193
     10,500   Groupe Danone                                                             511,554
        766   Neopost S.A.                                                               59,325
     27,312   Sanofi-Aventis S.A.                                                     1,529,746
      1,076   Sechilienne-Sidec                                                          34,044
          1   Societe Generale                                                               39
     36,887   Total S.A.                                                              1,825,932
        737   Virbac S.A.                                                                52,041
                                                                                   ------------
                                                                                      7,143,284
                                                                                   ------------
              GERMANY - 8.41%
     15,950   Adidas AG                                                                 530,032
     13,400   Allianz SE                                                              1,124,072
     11,435   Compugroup Holding AG*                                                     68,084
      2,063   CTS Eventim AG                                                             59,911
     16,800   Daimler AG                                                                425,058
     41,000   E.ON AG                                                                 1,136,836
        773   Fielmann AG                                                                47,521
      1,376   Gerresheimer AG                                                            25,108
      5,970   Merck KGaA                                                                525,899
        590   Pfeiffer Vacuum Technology AG                                              34,815
      1,224   SGL Carbon SE*                                                             29,134
     19,719   Siemens AG                                                              1,124,642
      1,297   Wincor Nixdorf AG                                                          58,665
                                                                                   ------------
                                                                                      5,189,777
                                                                                   ------------
              GREECE - 1.15%
     27,013   OPAP S.A.                                                                 712,471
                                                                                   ------------
              HONG KONG - 0.21%
     10,295   Esprit Holdings, Ltd.                                                      53,149
    719,000   Shougang Concord International Enterprises Co., Ltd.                       74,219
                                                                                   ------------
                                                                                        127,368
                                                                                   ------------
              HUNGARY - 0.04%
      2,987   OTP Bank Nyrt.*                                                            25,107
                                                                                   ------------
              INDIA - 0.92%
      3,272   Hero Honda Motors, Ltd.                                                    69,381
     24,345   Oil & Natural Gas Corp., Ltd.                                             375,470
     14,718   Punjab National Bank, Ltd.                                                120,090
                                                                                   ------------
                                                                                        564,941
                                                                                   ------------
              INDONESIA - 1.57%
  1,549,500   Bank Mandiri Tbk PT                                                       294,514
    100,500   PT Astra International Tbk                                                125,050
     16,560   Telekomunikasi Indonesia Tbk PT, ADR                                      425,592
    212,000   United Tractors Tbk PT                                                    123,842
                                                                                   ------------
                                                                                        968,998
                                                                                   ------------
              IRELAND - 1.23%
     31,191   CRH PLC                                                                   670,790
      4,393   DCC PLC                                                                    66,359
     16,286   Irish Life & Permanent PLC                                                 23,756
                                                                                   ------------
                                                                                        760,905
                                                                                   ------------
              ISLE OF MAN - 0.08%
     22,207   Hansard Global PLC                                                         51,434
                                                                                   ------------
              ISRAEL - 0.69%
     79,675   Bank Hapoalim BM*                                                         145,447
     11,882   Delek Automotive Systems, Ltd.                                             75,117
     24,863   Israel Chemicals, Ltd.                                                    204,200
                                                                                   ------------
                                                                                        424,764
                                                                                   ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
  Shares                                                                             (Note 1)
  ------                                                                             --------
COMMON STOCKS (CONTINUED)

              ITALY - 2.69%
      3,196   Ansaldo STS SpA                                                      $     50,687
     24,300   Atlantia SpA                                                              366,698
     62,120   ENI SpA                                                                 1,193,729
      7,398   MARR SpA                                                                   49,983
                                                                                   ------------
                                                                                      1,661,097
                                                                                   ------------
              JAPAN - 14.83%
      4,570   Amano Corp.                                                                36,415
      4,110   Asahi Pretec Corp. (L)                                                     61,761
     39,100   Canon, Inc.                                                             1,138,579
     27,010   Daito Trust Construction Co., Ltd.                                        903,856
      2,840   Don Quijote Co., Ltd.                                                      36,521
        880   Hisamitsu Pharmaceutical Co., Inc.                                         27,134
     35,600   HOYA Corp.                                                                703,490
         83   INPEX Corp.                                                               571,721
      1,630   Jafco Co., Ltd.                                                            29,401
        334   Japan Tobacco, Inc.                                                       890,460
      3,100   JSR Corp.                                                                  36,488
        167   KDDI Corp.                                                                786,687
      2,720   Konami Corp.                                                               40,798
      4,030   Megane TOP Co., Ltd.                                                       40,907
      3,050   MISUMI Group, Inc.                                                         36,812
     45,100   Mitsubishi Corp.                                                          599,044
     38,000   Mitsubishi Estate Co., Ltd.                                               433,027
      1,900   Nomura Research Institute, Ltd.                                            29,703
      3,660   Ohara, Inc.                                                                32,462
     27,500   Olympus Corp.                                                             448,977
      3,070   Roland DG Corp.                                                            37,092
        680   Sankyo Co., Ltd.                                                           29,383
     23,600   Secom Co., Ltd.                                                           872,103
      7,050   Suruga Bank, Ltd.                                                          57,960
      1,940   Sysmex Corp.                                                               61,741
      2,760   T Hasegawa Co., Ltd.                                                       29,974
     12,250   T&D Holdings, Inc.                                                        292,933
     11,200   Tokio Marine Holdings, Inc.                                               276,041
     15,800   Toyota Motor Corp.                                                        505,881
      1,100   Unicharm Petcare Corp.                                                     27,849
      1,620   Union Tool Co.                                                             34,239
        960   USS Co., Ltd.                                                              42,157
                                                                                   ------------
                                                                                      9,151,596
                                                                                   ------------

              MALAYSIA - 0.23%
      5,290   British American Tobacco Malaysia Bhd                                      66,133
     90,530   PLUS Expressways Bhd                                                       73,106
                                                                                   ------------
                                                                                        139,239
                                                                                   ------------
              MEXICO - 1.07%
      7,300   America Movil SAB de C.V., Series L, ADR                                  197,684
      6,250   Desarrolladora Homex SAB de C.V., ADR*                                     82,750
      7,310   Fomento Economico Mexicano SAB de C.V., ADR                               184,285
      8,970   Grupo Televisa S.A., ADR                                                  122,351
     22,270   Kimberly-Clark de Mexico SAB de C.V., Class A                              72,035
                                                                                   ------------
                                                                                        659,105
                                                                                   ------------
              NETHERLANDS - 0.96%
      1,805   Fugro N.V.                                                                 57,207
      2,171   SBM Offshore N.V.                                                          28,814
      1,424   Ten Cate N.V.                                                              24,548
     28,200   TNT N.V.                                                                  481,643
                                                                                   ------------
                                                                                        592,212
                                                                                   ------------
              NORWAY - 0.18%
      1,230   Kongsberg Gruppen AS                                                       47,451
      6,470   ODIM ASA*                                                                  27,864
      4,490   TGS Nopec Geophysical Co. ASA*                                             34,910
                                                                                   ------------
                                                                                        110,225
                                                                                   ------------
              PHILIPPINES - 0.61%
      8,520   Philippine Long Distance Telephone Co., ADR                               375,988
                                                                                   ------------
              RUSSIA - 1.87%
        860   Evraz Group S.A., GDR                                                       7,104
     12,210   LUKOIL, ADR                                                               457,875
     11,200   Mobile Telesystems OJSC, ADR                                              335,104
      7,048   Oriflame Cosmetics S.A., SDR                                              219,453
    150,668   TNK-BP Holding                                                            125,054
        506   Vsmpo-Avisma Corp.                                                         11,006
                                                                                   ------------
                                                                                      1,155,596
                                                                                   ------------
              SINGAPORE - 1.72%
     20,340   Cosco Corp. Singapore, Ltd., ADR                                           52,274
     46,490   Ezra Holdings, Ltd.                                                        20,631
    595,300   Singapore Telecommunications, Ltd.                                        990,177
                                                                                   ------------
                                                                                      1,063,082
                                                                                   ------------
              SOUTH AFRICA - 1.75%
     13,004   Kumba Iron Ore, Ltd.                                                      224,305
      9,021   Massmart Holdings, Ltd.                                                    65,822
     31,894   Murray & Roberts Holdings, Ltd.                                           136,001
     17,036   Nedbank Group, Ltd.                                                       151,808
     47,475   Pretoria Portland Cement Co., Ltd.                                        156,230
    104,175   Sanlam, Ltd.                                                              184,479
     40,539   Steinhoff International Holdings, Ltd.                                     42,882
     35,754   Truworths International, Ltd.                                             120,433
                                                                                   ------------
                                                                                      1,081,960
                                                                                   ------------
              SOUTH KOREA - 1.65%
        196   Amorepacific Corp.                                                         86,434
      1,428   Hite Brewery Co., Ltd.                                                    141,831
      7,750   KB Financial Group, Inc.*                                                 187,064
        820   NHN Corp.*                                                                 90,116
        940   Samsung Electronics Co., Ltd., GDR (C)                                    191,995
      7,557   Shinhan Financial Group Co., Ltd.*                                        135,658
      8,440   Woongjin Coway Co., Ltd.                                                  183,086
                                                                                   ------------
                                                                                      1,016,184
                                                                                   ------------
              SPAIN - 0.98%
     78,125   Banco Santander S.A.                                                      536,131
      3,431   Indra Sistemas S.A.                                                        66,061
                                                                                   ------------
                                                                                        602,192
                                                                                   ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
  Shares                                                                             (Note 1)
  ------                                                                             --------
COMMON STOCKS (CONTINUED)

              SWEDEN - 1.74%
      9,666   Duni AB                                                              $     33,845
      6,390   Elekta AB, B Shares                                                        64,064
      3,293   Getinge AB, B Shares                                                       31,817
      4,280   Indutrade AB                                                               43,687
      3,890   Loomis AB, Class B*                                                        29,927
    107,680   Telefonaktiebolaget LM Ericsson, B Shares                                 871,378
                                                                                   ------------
                                                                                      1,074,718
                                                                                   ------------
              SWITZERLAND - 9.53%
        281   Acino Holding AG                                                           37,726
      2,180   Bank Sarasin & Cie AG, Series B                                            45,815
        365   Burckhardt Compression Holding AG                                          33,950
     31,850   Nestle S.A.                                                             1,075,455
     36,897   Novartis AG                                                             1,391,044
     12,250   Roche Holding AG                                                        1,679,054
      1,193   Swisscom AG                                                               334,733
      1,838   Swissquote Group Holding S.A.                                              66,127
      1,030   Tecan Group AG                                                             27,567
     57,800   UBS AG*                                                                   548,463
      4,060   Zurich Financial Services AG                                              641,634
                                                                                   ------------
                                                                                      5,881,568
                                                                                   ------------
              TAIWAN - 0.86%
    205,946   Advanced Semiconductor Engineering, Inc.                                  100,401
     57,981   HON HAI Precision Industry Co., Ltd.                                      131,535
     12,000   HTC Corp.                                                                 148,559
     97,643   Taiwan Semiconductor Manufacturing Co., Ltd.                              148,682
                                                                                   ------------
                                                                                        529,177
                                                                                   ------------
              THAILAND - 0.12%
     12,470   Banpu PCL                                                                  76,189
                                                                                   ------------
              TURKEY - 1.19%
     44,129   Akbank TAS                                                                129,087
     18,408   Ford Otomotiv Sanayi AS                                                    50,293
     77,414   Turkcell Iletisim Hizmet AS                                               378,195
     77,771   Turkiye Is Bankasi, Series C                                              174,808
                                                                                   ------------
                                                                                        732,383
                                                                                   ------------
              UNITED KINGDOM - 18.80%
    182,773   BAE Systems PLC                                                           874,084
     36,200   BG Group PLC                                                              546,017
    175,675   BP PLC                                                                  1,171,484
     22,530   British American Tobacco PLC                                              519,566
      4,822   Charter International PLC                                                  31,437
      2,255   Chemring Group PLC                                                         60,946
      5,888   Dignity PLC                                                                45,205
     58,300   GlaxoSmithKline PLC                                                       904,508
     31,448   Hampson Industries PLC                                                     40,690
     19,343   Healthcare Locums PLC                                                      35,310
    134,400   HSBC Holdings PLC                                                         759,000
     14,452   IG Group Holdings PLC                                                      36,210
     50,634   Imperial Tobacco Group PLC                                              1,134,375
      5,779   Intertek Group PLC                                                         73,162
     56,812   National Grid PLC                                                         434,955
    172,800   Prudential PLC                                                            832,566
     14,270   Reckitt Benckiser Group PLC                                               534,324
     46,399   Sepura, Ltd.                                                               21,228
    151,800   Tesco PLC                                                                 723,573
     54,400   Unilever PLC                                                            1,027,356
      4,218   Victrex PLC                                                                30,523
  1,012,262   Vodafone Group PLC                                                      1,762,079
                                                                                   ------------
                                                                                     11,598,598
                                                                                   ------------

              TOTAL COMMON STOCKS                                                    58,686,493
              (Cost $82,205,404)                                                   ------------

PREFERRED STOCKS - 0.75%

              BRAZIL - 0.70%
     13,310   AES Tiete S.A.                                                            101,764
     12,916   Cia Vale do Rio Doce, Class A                                             150,092
      4,600   Eletropaulo Metropolitana
              Eletricidade de Sao Paulo S.A., B Shares                                   65,245
     31,970   Klabin S.A.                                                                39,581
     15,230   Suzano Papel e Celulose S.A., Class A                                      69,469
        600   Usinas Siderurgicas de Minas
              Gerais S.A., A Shares                                                       7,689
                                                                                   ------------
                                                                                        433,840
                                                                                   ------------
              GERMANY - 0.05%
        871   Fuchs Petrolub AG                                                          31,531
                                                                                   ------------

              TOTAL PREFERRED STOCKS                                                    465,371
              (Cost $729,931)                                                      ------------

WARRANTS AND RIGHTS - 0.42%

              IRELAND - 0.31%
      8,911   CRH PLC
              Exp. 04/08/09
              (Exercise Price $11.14)*                                                  193,790
                                                                                   ------------
              UNITED KINGDOM - 0.11%
     32,000   HSBC Holdings PLC
              Exp. 04/03/09
              (Exercise Price $3.63)*                                                    64,508
                                                                                   ------------

              TOTAL WARRANTS AND RIGHTS                                                 258,298
              (Cost $97,095)                                                       ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
  Shares                                                                             (Note 1)
  ------                                                                             --------
INVESTMENT COMPANY - 2.76%

              UNITED STATES - 2.76%
  1,702,893   SSgA Prime Money Market Fund                                         $  1,702,893
                                                                                   ------------

              TOTAL INVESTMENT COMPANY                                                1,702,893
              (Cost $1,702,893)                                                    ------------

TOTAL INVESTMENTS - 99.04%***                                                        61,113,055
(Cost $84,735,323**)                                                               ------------
NET OTHER ASSETS AND LIABILITIES - 0.96%                                                592,664
                                                                                   ------------
TOTAL NET ASSETS - 100.00%                                                         $ 61,705,719
                                                                                   ============

------------------------------------------------------
          *   Non-income producing.
         **   Aggregate cost for Federal tax purposes was $86,929,425.
        ***   The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 46.76%.
        (C)   Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The
              securities have been determined to be liquid under guidelines established by the Board of Trustees.
        (L)   Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees
              (see Note 1).
        ADR   American Depositary Receipt.
        GDR   Global Depositary Receipt.
        PLC   Public Limited Company.
        SDR   Swedish Depositary Receipt.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

OTHER INFORMATION:
Industry Concentration

                                                            % of Net Assets
                                                            ---------------
Oil, Gas & Consumable Fuels                                           10.4%
Pharmaceuticals                                                        9.9%
Wireless Telecommunication Services                                    6.3%
Commercial Banks                                                       5.9%
Insurance                                                              5.6%
Diversified Telecommunication Services                                 4.9%
Tobacco                                                                4.6%
Food Products                                                          4.2%
Net Other Assets & Liabilities                                         3.7%
Communications Equipment                                               3.6%
Electrical Equipment                                                   3.3%
Electric Utilities                                                     2.8%
Food & Staples Retailing                                               2.3%
Real Estate Management & Development                                   2.2%
Office Electronics                                                     1.9%
Automobiles                                                            1.9%
Commercial Services & Supplies                                         1.9%
Gas Utilities                                                          1.8%
Aerospace & Defense                                                    1.8%
Electronic Equipment & Instruments                                     1.7%
Construction Materials                                                 1.7%
Beverages                                                              1.7%
Industrial Conglomerates                                               1.3%
Hotels, Restaurants & Leisure                                          1.2%
Capital Markets                                                        1.1%
Metals & Mining                                                        1.1%
Textiles, Apparel & Luxury Goods                                       1.1%
Distributors                                                           1.1%
Household Products                                                     1.0%
Air Freight & Logistics                                                0.9%
IT Services                                                            0.8%
Diversified Financial Services                                         0.7%
Machinery                                                              0.6%
Personal Products                                                      0.5%
Transportation Infrastructure                                          0.5%
Construction & Engineering                                             0.5%
Specialty Retail                                                       0.5%
Chemicals                                                              0.4%
Semiconductors & Semiconductor Equipment                               0.4%
Computers & Peripherals                                                0.4%
Health Care Equipment & Supplies                                       0.4%
Media                                                                  0.2%
Software                                                               0.2%
Household Durables                                                     0.2%
Paper & Forest Products                                                0.2%
Energy Equipment & Services                                            0.2%
Leisure Equipment & Products                                           0.1%
Multiline Retail                                                       0.1%
Health Care Providers & Services                                       0.1%
Multi-Utilities                                                        0.1%
Marine*                                                                0.0%
Auto Components*                                                       0.0%
                                                                     ------
                                                                     100.0%
                                                                     ======
*Rounds to 0.0%

       The industry classification method used for purposes of this report may differ from the industry subclassification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  TARGET RETIREMENT 2020 FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
  Shares                                                                             (Note 1)
  ------                                                                             --------
INVESTMENT COMPANIES - 100.03%

              ALTERNATIVE ASSET CLASSES - 6.91%
  21,613      Gateway Fund, Class Y                                                $   484,785
  29,498      PIMCO Commodity RealReturn
              Strategy Fund, Institutional Class                                       184,658
                                                                                   -----------
                                                                                       669,443
                                                                                   -----------
              DEBT SECURITIES - 24.59%
  33,678      Dodge & Cox Income Fund                                                  392,017
  68,833      MEMBERS Bond Fund, Class Y (R)                                           682,824
 169,022      MEMBERS High Income Fund, Class Y (R)                                    988,781
  56,618      Oppenheimer International Bond Fund, Class Y                             317,625
                                                                                   -----------
                                                                                     2,381,247
                                                                                   -----------
              EQUITY SECURITIES - 48.80%
  29,914      CRM Mid Cap Value Fund, Institutional Class                              534,864
  50,534      Manning & Napier Equity Series Fund                                      582,662
 114,815      MEMBERS Large Cap Growth Fund, Class Y (R)                             1,206,706
  92,472      MEMBERS Large Cap Value Fund, Class Y (R)                                762,890
  52,748      MEMBERS Small Cap Value Fund, Class Y (R)                                307,520
  32,554      Neuberger Berman Partners Fund, Institutional Class                      473,990
  52,982      Royce Value Fund, Institutional Class*                                   348,621
  54,449      Victory Special Value Fund, Class I                                      507,467
                                                                                   -----------
                                                                                     4,724,720
                                                                                   -----------
              FOREIGN EQUITY SECURITIES - 18.71%
  73,908      Laudus International MarketMasters
              Fund, Select Shares                                                      730,947
 117,372      MEMBERS International Stock Fund, Class Y (R)                            832,170
  18,587      Principal International Emerging
              Markets Fund, Institutional Class                                        248,879
                                                                                   -----------
                                                                                     1,811,996
                                                                                   -----------
              MONEY MARKET SECURITIES - 1.02%
  98,223      SSgA Prime Money Market Fund                                              98,223
                                                                                   -----------

              TOTAL INVESTMENT COMPANIES - 100.03%                                   9,685,629
              (Cost $11,872,042**)                                                 -----------

NET OTHER ASSETS AND LIABILITIES - (0.03)%                                              (3,222)
                                                                                   -----------
TOTAL NET ASSETS - 100.00%                                                         $ 9,682,407
                                                                                   ===========

------------------------------------------------------

        *     Non-income producing.
       **     Aggregate cost for Federal tax purposes was $12,871,269.
      (R)     Affiliated Company (see Note 6).

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  TARGET RETIREMENT 2030 FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
  Shares                                                                             (Note 1)
  ------                                                                             --------
INVESTMENT COMPANIES - 100.03%

              ALTERNATIVE ASSET CLASSES - 7.75%
  24,767      Gateway Fund, Class Y                                                $   555,529
  29,390      PIMCO Commodity RealReturn
              Strategy Fund, Institutional Class                                       183,984
                                                                                   -----------
                                                                                       739,513
                                                                                   -----------
              DEBT SECURITIES - 14.35%
  48,444      MEMBERS Bond Fund, Class Y (R)                                           480,567
 151,823      MEMBERS High Income Fund, Class Y (R)                                    888,167
                                                                                   -----------
                                                                                     1,368,734
                                                                                   -----------
              EQUITY SECURITIES - 53.53%
  37,310      CRM Mid Cap Value Fund,
              Institutional Class                                                      667,107
  48,850      Manning & Napier Equity Series Fund                                      563,241
 114,468      MEMBERS Large Cap Growth Fund, Class Y (R)                             1,203,059
  84,853      MEMBERS Large Cap Value Fund, Class Y (R)                                700,035
  61,456      MEMBERS Small Cap Value Fund, Class Y (R)                                358,289
  38,157      Neuberger Berman Partners Fund,
              Institutional Class                                                      555,569
  60,111      Royce Value Fund, Institutional Class*                                   395,527
  71,280      Victory Special Value Fund, Class I                                      664,326
                                                                                   -----------
                                                                                     5,107,153
                                                                                   -----------
              FOREIGN EQUITY SECURITIES - 23.39%
  87,923      Laudus International MarketMasters
              Fund, Select Shares                                                      869,557
 143,313      MEMBERS International Stock Fund, Class Y (R)                          1,016,092
  25,819      Principal International Emerging
              Markets Fund, Institutional Class                                        345,716
                                                                                   -----------
                                                                                     2,231,365
                                                                                   -----------
              MONEY MARKET SECURITIES - 1.01%
  96,557      SSgA Prime Money Market Fund                                              96,557
                                                                                   -----------
              TOTAL INVESTMENT COMPANIES - 100.03%                                   9,543,322
                                                                                   -----------
              (Cost $12,209,788**)

NET OTHER ASSETS AND LIABILITIES - (0.03)%                                              (3,141)
                                                                                   -----------
TOTAL NET ASSETS - 100.00%                                                         $ 9,540,181
                                                                                   ===========

------------------------------------------------------

       *      Non-income producing.
      **      Aggregate cost for Federal tax purposes was $12,625,254.
     (R)      Affiliated Company (see Note 6).

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  TARGET RETIREMENT 2040 FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
  Shares                                                                             (Note 1)
  ------                                                                             --------
INVESTMENT COMPANIES - 100.03%

              ALTERNATIVE ASSET CLASSES - 7.86%
  20,853      Gateway Fund, Class Y                                                $   467,729
  24,371      PIMCO Commodity RealReturn
              Strategy Fund, Institutional Class                                       152,560
                                                                                   -----------
                                                                                       620,289
                                                                                   -----------
              DEBT SECURITIES - 4.57%
  36,347      MEMBERS Bond Fund, Class Y (R)                                           360,558
                                                                                   -----------
              EQUITY SECURITIES - 60.06%
  40,077      CRM Mid Cap Value Fund,
              Institutional Class                                                      716,584
  44,318      Manning & Napier Equity Series Fund                                      510,989
  95,708      MEMBERS Large Cap Growth Fund, Class Y (R)                             1,005,887
  70,509      MEMBERS Large Cap Value Fund, Class Y (R)                                581,699
  57,839      MEMBERS Small Cap Value Fund, Class Y (R)                                337,203
  34,390      Neuberger Berman Partners Fund,
              Institutional Class                                                      500,713
  56,527      Royce Value Fund, Institutional Class*                                   371,949
  76,569      Victory Special Value Fund, Class I                                      713,627
                                                                                   -----------
                                                                                     4,738,651
                                                                                   -----------
              FOREIGN EQUITY SECURITIES - 26.52%
  85,061      Laudus International MarketMasters
              Fund, Select Shares                                                      841,256
 123,514      MEMBERS International Stock Fund, Class Y (R)                            875,716
  28,040      Principal International Emerging
              Markets Fund, Institutional Class                                        375,455
                                                                                   -----------
                                                                                     2,092,427
                                                                                   -----------
              MONEY MARKET SECURITIES - 1.02%
  80,786      SSgA Prime Money Market Fund                                              80,786
                                                                                   -----------
              TOTAL INVESTMENT COMPANIES - 100.03%                                   7,892,711
                                                                                   -----------
              (Cost $9,967,467**)

NET OTHER ASSETS AND LIABILITIES - (0.03)%                                              (2,607)
                                                                                   -----------
TOTAL NET ASSETS - 100.00%                                                         $ 7,890,104
                                                                                   ============

----------------------------------------------------

       *      Non-income producing.
      **      Aggregate cost for Federal tax purposes was $10,445,000.
     (R)      Affiliated Company (see Note 6).

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

ORGANIZATION

The Ultra Series Fund (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is a series fund with 18 investment portfolios (the "funds"), each with different investment objectives and policies. The funds currently available are the Money Market Fund, Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, Global Securities Fund, and International Stock Fund (collectively, the "Core Funds"), the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the "Target Allocation Funds"), and the Target Retirement 2020 Fund, Target Retirement 2030 Fund, and Target Retirement 2040 Fund (collectively, the "Target Date Funds"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. As of the date of this report, the trustees have authorized the issuance of one class of shares of the funds designated as Class
Z. Class Z shares are offered to separate accounts (the "Accounts") of CUNA Mutual Insurance Society and to qualified pension and retirement plans of CUNA Mutual Insurance Society or its affiliates ("CUNA Mutual Group"). The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The Trust does not offer shares directly to the general public.

In December 2008, the Trust's Board of Trustees approved a reclassification of Class Z shares as Class I shares, effective as of May 1, 2009, and the addition of a class of shares, Class II shares. As of March 31, 2009, Class II shares were not offered for sale.

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

Portfolio Valuation

Equity securities and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation and each Target Date Fund consist primarily of shares of the underlying funds, the NAV of each fund is determined based on the NAV's of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust's Valuation Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values using the then-current exchange rate.

--------------------------------------------------------------------------------

================================================================================
 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation and Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair" value any of the investments of these funds. However, an underlying fund may need to "fair" value one or more of its investments, which may, in turn, require a Target Allocation or Target Date Fund to do the same because of delays in obtaining the underlying fund's NAV.

A fund's investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

Federal Income Taxes

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. As required, the funds adopted FIN 48 effective June 29, 2007 for all open tax years and have determined that no material uncertain tax positions exist. As a result, the funds have not recorded any liabilities for material unrecognized tax benefits as of March 31, 2009. It is the funds' policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include 2004 through 2008.

Repurchase Agreements

Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. As of March 31, 2009, none of the funds had open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

Foreign Currency Transactions

The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

--------------------------------------------------------------------------------
                                       42
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 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Each fund, except the Money Market Fund, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. The Money Market Fund can only invest in U.S. dollar-denominated foreign money market securities.

The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts

Each fund, except the Money Market Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. As of March 31, 2009, none of the funds had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

Futures Contracts

Each fund, except the Money Market Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. As of March 31, 2009, none of the funds had open futures contracts.

Delayed Delivery Securities

Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of March 31, 2009, none of the funds had entered into such transactions.

Fair Value Measurements

Each fund adopted the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 has established a three-tier hierarchy to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the

--------------------------------------------------------------------------------
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 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

     o   Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value during the three months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation. As of March 31, 2009, none of the funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of March 31, 2009 in valuing the funds' investments carried at market value:

                                                                            SIGNIFICANT
                             ACTIVE MARKETS FOR       SIGNIFICANT OTHER     UNOBSERVABLE
                            IDENTICAL INVESTMENTS     OBSERVABLE INPUTS        INPUTS        FAIR VALUE AT
FUND                              (LEVEL 1)              (LEVEL 2)           (LEVEL 3)        03/31/2009
----------------------------------------------------------------------------------------------------------
Conservative Allocation          $120,679,974                    $--            $--          $120,679,974
Moderate Allocation               239,220,053                     --             --           239,220,053
Aggressive Allocation              70,890,566                     --             --            70,890,566
Money Market                        8,293,576            128,444,598             --           136,738,175
Bond                              214,404,207            338,749,945             --           553,154,152
High Income                         3,855,084             88,266,434             --            92,121,517
Diversified Income                195,043,303            189,020,027             --           384,063,330
Large Cap Value                   498,272,729                     --             --           498,272,729
Large Cap Growth                  353,178,551                     --             --           353,178,551
Mid Cap Value                     139,075,311                     --             --           139,075,311
Mid Cap Growth                    158,266,503                 33,663             --           158,300,166
Small Cap Value                     5,259,211                     --             --             5,259,211
Small Cap Growth                    3,489,689                     --             --             3,489,689
Global Securities                   9,487,475             14,626,592             --            24,114,067
International Stock                 5,436,032             55,677,023             --            61,113,055
Target Retirement 2020              9,685,629                     --             --             9,685,629
Target Retirement 2030              9,543,322                     --             --             9,543,322
Target Retirement 2040              7,892,711                     --             --             7,892,711

New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds' derivative and hedging activities. Management has evaluated FAS161 and has determined that there is no impact on the Funds' financial statements as the Funds currently do not hold derivative financial instruments.

--------------------------------------------------------------------------------
                                       44
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 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

2. FOREIGN SECURITIES

Each fund may invest in foreign securities; provided however, that the Money Market Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. Foreign securities include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Swedish Depositary Receipts ("SDRs") and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

3. SECURITIES LENDING

Each fund, except Target Allocation, the Money Market, Small Cap Value, Small Cap Growth Funds, and Target Allocation Funds, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At March 31, 2009, none of the funds had securities on loan.

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

4. TAX INFORMATION

At March 31, 2009, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                            APPRECIATION             DEPRECIATION               NET
----                            ------------             ------------               ---
Conservative Allocation            $553,501              $(25,691,401)          $(25,137,900)
Moderate Allocation                 687,257               (87,662,578)           (86,975,321)
Aggressive Allocation               348,561               (37,111,463)           (36,762,902)
Bond                             23,873,317               (40,394,467)           (16,521,150)
High Income                         380,046               (10,698,630)           (10,318,584)
Diversified Income               12,561,639               (64,797,817)           (52,236,178)
Large Cap Value                  52,911,078              (213,323,545)          (160,412,467)
Large Cap Growth                 18,120,775               (63,067,006)           (44,946,231)
Mid Cap Value                     5,119,414               (55,738,184)           (50,618,770)
Mid Cap Growth                    4,457,115               (66,918,885)           (62,461,770)
Small Cap Value                     111,105                (2,798,020)            (2,686,915)
Small Cap Growth                    173,902                  (573,306)              (399,404)
Global Securities                    60,456               (21,954,884)           (21,894,428)
International Stock               1,690,508               (27,506,878)           (25,816,370)
Target Retirement 2020               17,727                (3,203,367)            (3,185,640)
Target Retirement 2030                8,733                (3,090,665)            (3,081,932)
Target Retirement 2040                8,057                (2,560,346)            (2,552,289)
-----------------------------

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

5. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Growth Fund, International Stock Fund, and the Global Securities Fund enter into these contracts primarily to protect these funds from adverse currency movements.

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                                       45
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--------------------------------------------------------------------------------

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Target Allocation and Target Date Funds are structured as fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the "underlying funds"), including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

The Target Allocation and Target Date Funds are also subject to asset allocation risk and manager risk. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class underperform their peers.

6. AFFILIATED COMPANY TRANSACTIONS

The Trust has entered into a Management Agreement with MEMBERS Capital Advisors, Inc., who in turn has retained investment subadvisors to manage all or a portion of the portfolios of the High Income, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth, Global Securities and International Stock Funds. The Trust has also entered into a distribution agreement with CUNA Brokerage Services, Inc.

Certain officers and trustees of the Trust are also officers of MEMBERS Capital Advisors, Inc. and/or CUNA Brokerage Services, Inc., with the exception of the Chief Compliance Officer, the Trust does not compensate such officers or trustees. The Trust pays a pro rata portion of the Chief Compliance Officer's salary.

The Target Allocation and Target Date Funds invest in underlying funds, of which certain underlying funds (the "affiliated underlying funds") may be deemed to be under common control because of the same Board of Trustees. A summary of the transactions with each affiliated underlying fund during the three-month period ended March 31, 2009 follows:

                              Balance of                                 Balance of
                              Shares Held      Gross                   Shares Held at    Value at       Realized     Distributions
  Fund/Underlying Fund       at 12/31/2008   Additions   Gross Sales     3/31/2009       3/31/2009        Loss        Received(2)
  --------------------       -------------   ---------   -----------   --------------    ---------      --------     -------------
CONSERVATIVE ALLOCATION FUND
MEMBERS Bond Fund
   Class Y                     3,534,383      347,396      60,884        3,820,895       $37,903,280      $(8,300)       $326,490
MEMBERS High Income
   Fund Class Y                2,112,869      570,303      34,007        2,649,165        15,497,618      (50,383)        268,975
MEMBERS International
   Stock Fund Class Y          1,309,422      124,290      25,577        1,408,135         9,983,674     (250,587)              0
MEMBERS Large Cap
   Growth Fund Class Y(1)        966,640       82,901      16,854        1,032,687        10,853,540     (119,025)              0
MEMBERS Large Cap
   Value Fund Class Y            738,536      293,608      17,269        1,014,875         8,372,723     (155,134)              0
----------------------------------------------------------------------------------------------------------------------------------
   TOTALS                                                                                $82,610,835    $(583,429)       $595,465

  (1) Non-income producing.
  (2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds if any.

--------------------------------------------------------------------------------
                                       46
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 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                              Balance of                                 Balance of
                              Shares Held      Gross                   Shares Held at    Value at       Realized     Distributions
  Fund/Underlying Fund       at 12/31/2008   Additions   Gross Sales     3/31/2009       3/31/2009        Loss        Received(2)
  --------------------       -------------   ---------   -----------   --------------    ---------      --------     -------------
MODERATE ALLOCATION FUND
MEMBERS Bond Fund
   Class Y                     4,203,715      374,842      57,850        4,520,707      $44,845,418       $(9,522)      $384,286
MEMBERS High Income
   Fund Class Y                3,744,129      270,094      47,877        3,966,346       23,203,122       (82,508)       445,170
MEMBERS International
   Stock Fund Class Y          4,532,060      374,270      69,642        4,836,688       34,292,120      (656,225)             0
MEMBERS Large Cap
   Growth Fund Class Y(1)      2,616,124      141,970      36,837        2,721,257       28,600,413      (280,265)             0
MEMBERS Large Cap
   Value Fund Class Y          2,135,409      361,492      34,147        2,462,754       20,317,721      (304,845)             0
MEMBERS Mid Cap
   Growth Fund Class Y         1,698,065       89,824      24,179        1,763,710        6,155,349      (101,234)             0
MEMBERS Small Cap
   Growth Fund Class Y         1,063,762       74,423      19,880        1,118,305        5,557,977      (131,138)             0
MEMBERS Small Cap
   Value Fund Class Y            958,708       64,486      17,706        1,005,488        5,861,996      (101,400)             0
----------------------------------------------------------------------------------------------------------------------------------
   TOTALS                                                                              $168,834,116   $(1,667,137)      $829,456

                              Balance of                                 Balance of
                              Shares Held      Gross                   Shares Held at    Value at       Realized     Distributions
  Fund/Underlying Fund       at 12/31/2008   Additions   Gross Sales     3/31/2009       3/31/2009        Loss        Received(2)
  --------------------       -------------   ---------   -----------   --------------    ---------      --------     -------------
AGGRESSIVE ALLOCATION FUND
MEMBERS Bond Fund
   Class Y                       261,024       37,179       3,465          294,738       $2,923,805        $(623)       $24,423
MEMBERS High Income
   Fund Class Y                  646,053      118,816      10,461          754,408        4,413,286       (1,542)        80,564
MEMBERS International
   Stock Fund Class Y          1,749,982      202,267      21,162        1,931,087       13,691,409     (195,502)             0
MEMBERS Large Cap
   Growth Fund Class Y(1)        993,435      108,642      11,221        1,090,856       11,464,893      (83,020)             0
MEMBERS Large Cap
   Value Fund Class Y            653,959       86,616       9,113          731,462        6,034,561      (75,867)             0
MEMBERS Mid Cap
   Growth Fund Class Y         1,114,917      110,326      11,629        1,213,614        4,235,513      (49,446)             0
MEMBERS Small Cap
   Growth Fund Class Y           552,772       76,270       7,994          621,048        3,086,608      (51,338)             0
MEMBERS Small Cap
   Value Fund Class Y            555,395       65,939       7,066          614,268        3,581,183      (37,729)             0
----------------------------------------------------------------------------------------------------------------------------------
 TOTALS                                                                                 $49,431,258    $(495,067)      $104,987

  (1) Non-income producing.
  (2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds if any.

--------------------------------------------------------------------------------
                                       47
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 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                              Balance of                                 Balance of
                              Shares Held      Gross                   Shares Held at    Value at       Realized     Distributions
  Fund/Underlying Fund       at 12/31/2008   Additions   Gross Sales     3/31/2009       3/31/2009        Loss        Received(2)
  --------------------       -------------   ---------   -----------   --------------    ---------      --------     -------------
TARGET RETIREMENT 2020 FUND
MEMBERS Bond Fund
   Class Y                      58,219        12,461       1,847          68,833          $682,824        $(293)         $5,554
MEMBERS High Income
   Fund Class Y                143,471        29,599       4,048         169,022           988,781       (4,617)         18,068
MEMBERS International
   Stock Fund Class Y           98,160        22,687       3,475         117,372           832,170       (7,611)              0
MEMBERS Large Cap
   Growth Fund Class Y          98,175        19,903       3,263         114,815         1,206,706      (21,589)              0
MEMBERS Large Cap
   Value Fund Class Y           69,828        25,310       2,666          92,472           762,890      (19,181)              0
MEMBERS Small Cap
   Value Fund Class Y           44,142        10,321       1,715          52,748           307,520       (3,403)              0
----------------------------------------------------------------------------------------------------------------------------------
   TOTALS                                                                               $4,780,891     $(56,694)        $23,622

                                Balance of                                 Balance of
                                Shares Held      Gross                   Shares Held at    Value at       Realized     Distributions
  Fund/Underlying Fund         at 12/31/2008   Additions   Gross Sales     3/31/2009       3/31/2009        Loss        Received(2)
  --------------------         -------------   ---------   -----------   --------------    ---------      --------     -------------
TARGET RETIREMENT 2030 FUND
MEMBERS Bond Fund
   Class Y                        25,786        23,153         495          48,444          $480,567         $(37)         $2,658
MEMBERS High Income
   Fund Class Y                  102,867        50,657       1,701         151,823           888,167       (2,005)         14,518
MEMBERS International
   Stock Fund Class Y(1)         105,380        39,854       1,921         143,313         1,016,092       (2,366)              0
MEMBERS Large Cap
   Growth Fund Class Y            90,852        25,242       1,626         114,468         1,203,059      (10,001)              0
MEMBERS Large Cap
   Value Fund Class Y             64,790        21,307       1,244          84,853           700,035       (7,761)              0
MEMBERS Small Cap
   Value Fund Class Y             47,441        14,902         887          61,456           358,289         (842)              0
----------------------------------------------------------------------------------------------------------------------------------
   TOTALS                                                                                 $4,646,209     $(23,012)        $17,176

                                Balance of                                 Balance of
                                Shares Held      Gross                   Shares Held at    Value at       Realized     Distributions
  Fund/Underlying Fund         at 12/31/2008   Additions   Gross Sales     3/31/2009       3/31/2009        Loss        Received(2)
  --------------------         -------------   ---------   -----------   --------------    ---------      --------     -------------
TARGET RETIREMENT 2040 FUND
MEMBERS Bond Fund
   Class Y                       27,282          9,554         489          36,347         $ 360,558         $ (78)        $2,801
MEMBERS International
   Fund Class Y(1)               91,980         33,326       1,792         123,514           875,716        (3,655)             0
MEMBERS Large Cap
   Growth Fund Class Y           72,598         24,411       1,301          95,708         1,005,887        (8,311)             0
MEMBERS Large Cap
   Value Fund Class Y            51,685         19,889       1,065          70,509           581,699        (7,440)             0
MEMBERS Small Cap
   Value Fund Class Y            42,548         16,164         873          57,839           337,203        (1,538)
----------------------------------------------------------------------------------------------------------------------------------
      TOTALS                                                                              $3,161,063      $(21,022)        $2,801

  (1) Non-income producing.
  (2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds if any.

--------------------------------------------------------------------------------

================================================================================
 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders at no cost on the SEC's website at www.sec.gov or by calling CUNA Mutual Insurance Society at 1-800-798-5500. The proxy voting records for the Trust for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC's website at www.sec.gov.

ANNUAL AND SEMIANNUAL REPORTS

The Trust's annual and semiannual reports provide additional information about each fund's investments. The reports contain a discussion of the market conditions and investment strategies that significantly affected each fund's performance during the last fiscal year, except the Money Market Fund, and financial statements for the funds. The reports are available to shareholders at no cost on the SEC's website at www.sec.gov or by contacting your broker or calling CUNA Mutual Insurance Society at 1-800-798-5500.

--------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer of the Registrant have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There have been no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

                                 SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ULTRA SERIES FUND

By: /s/David P. Marks
   ------------------------------------
       David P. Marks
       President

Date: 05/26/09
      --------

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/David P. Marks
   ------------------------------------
       David P. Marks
       President, Ultra Series Fund

Date: 05/26/09
      --------

By: /s/Holly S. Baggot
   ------------------------------------
       Holly S. Baggot
       Treasurer, Ultra Series Fund

Date: 05/26/09
      --------

EXHIBIT LIST

Exhibit 99.1 Certification of David P. Marks (principal executive officer) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, is filed herewith.

Exhibit 99.2 Certification of Holly S. Baggot (principal financial officer) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, is filed herewith.